UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-8606

DWS Target Date Series

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	08/31

Date of reporting period:	08/31/08

ITEM 1.           REPORT TO STOCKHOLDERS

  AUGUST 31, 2008

Annual Report to Shareholders

DWS Target Date Series

DWS LifeCompass Retirement Fund

(formerly DWS Conservative Allocation Fund)

DWS LifeCompass 2015 Fund

(formerly DWS Moderate Allocation Fund)

DWS LifeCompass 2020 Fund

(formerly DWS Growth Allocation Fund)

DWS LifeCompass 2030 Fund

(formerly DWS Growth Plus Allocation Fund)

DWS LifeCompass 2040 Fund

Contents

click here Performance Summaries

click here Information About Each Fund's Expenses

click here Portfolio Management Review

Click here Fund Highlights

click here Portfolio Summaries

click here Investment Portfolios

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Report of Independent Registered Public Accounting Firm click here Tax Information

click here Summary of Management Fee Evaluation by Independent Fee Consultant

click here Trustees and Officers

click here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. The funds are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Asset allocation risk: although asset allocation among different asset classes generally limits risk and exposure to any one class, the risk remains that the investment advisor may favor an asset class that performs poorly relative to the other asset classes. Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Derivatives may be more volatile and less liquid than traditional securities, and the funds could suffer losses on an underlying fund's derivative position. An investment in underlying money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read each fund's prospectus for specific details regarding its risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries August 31, 2008

DWS LifeCompass Retirement Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 are 0.62%, 1.34% and 1.34% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 are 1.16%, 1.88% and 1.88% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2008.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass Retirement Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS LifeCompass Retirement Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass Retirement Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/08
DWS LifeCompass Retirement Fund	1-Year	3-Year	5-Year	10-Year
Class A	-4.76%	2.78%	4.96%	3.45%
Class B	-5.46%	2.04%	4.17%	2.69%
Class C	-5.43%	2.08%	4.21%	2.70%
Russell® 1000 Index+	-10.60%	3.85%	7.41%	5.21%
Russell® 2000 Index++	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers Intermediate U.S. Aggregate Index+++	5.98%	4.52%	4.44%	5.53%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/08	$ 11.49	$ 11.49	$ 11.49
8/31/07	$ 12.51	$ 12.52	$ 12.52
Distribution Information: Twelve Months as of 8/31/08: Income Dividends	$ .44	$ .36	$ .36

DWS LifeCompass Retirement Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass Retirement Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/08
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,976	$10,234	$12,008	$13,229
	Average annual total return	-10.24%	.77%	3.73%	2.84%
Class B	Growth of $10,000	$9,179	$10,430	$12,169	$13,045
	Average annual total return	-8.21%	1.41%	4.00%	2.69%
Class C	Growth of $10,000	$9,457	$10,638	$12,289	$13,053
	Average annual total return	-5.43%	2.08%	4.21%	2.70%

The growth of $10,000 is cumulative.

DWS LifeCompass Retirement Fund

Comparative Results as of 8/31/08
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$8,940	$11,201	$14,294	$16,624
	Average annual total return	-10.60%	3.85%	7.41%	5.21%
Russell 2000 Index++	Growth of $10,000	$9,452	$11,511	$15,779	$24,842
	Average annual total return	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers Intermediate U.S. Aggregate Index+++	Growth of $10,000	$10,598	$11,419	$12,427	$17,126
	Average annual total return	5.98%	4.52%	4.44%	5.53%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers Intermediate U.S. Aggregate Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities. Barclays Capital completed an acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 8/31/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	365	of	443	83
3-Year	152	of	299	51
5-Year	51	of	168	31

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass Retirement Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 is 0.47% for Class S shares. The total fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 is 1.01% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2008.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement for DWS LifeCompass Retirement Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/08
DWS LifeCompass Retirement Fund	1-Year	3-Year	5-Year	10-Year
Class S	-4.52%	3.04%	5.23%	3.70%
Russell 1000 Index+	-10.60%	3.85%	7.41%	5.21%
Russell 2000 Index++	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers Intermediate U.S. Aggregate Index+++	5.98%	4.52%	4.44%	5.53%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

DWS LifeCompass Retirement Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/08	$ 11.49
8/31/07	$ 12.51
Distribution Information: Twelve Months as of 8/31/08: Income Dividends	$ .47
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass Retirement Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/08
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$9,548	$10,942	$12,903	$14,386
	Average annual total return	-4.52%	3.04%	5.23%	3.70%

The growth of $10,000 is cumulative.

DWS LifeCompass Retirement Fund

Comparative Results as of 8/31/08
DWS LifeCompass Retirement Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$8,940	$11,201	$14,294	$16,624
	Average annual total return	-10.60%	3.85%	7.41%	5.21%
Russell 2000 Index++	Growth of $10,000	$9,452	$11,511	$15,779	$24,842
	Average annual total return	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers Intermediate U.S. Aggregate Index+++	Growth of $10,000	$10,598	$11,419	$12,427	$17,126
	Average annual total return	5.98%	4.52%	4.44%	5.53%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers Intermediate U.S. Aggregate Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities. Barclays Capital completed an acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 8/31/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	358	of	443	81
3-Year	118	of	299	40
5-Year	40	of	168	24
10-Year	58	of	70	82

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS LifeCompass 2015 Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 are 0.62%, 1.36% and 1.31% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 are 1.24%, 1.98% and 1.93% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2008.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2015 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS LifeCompass 2015 Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS LifeCompass 2015 Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/08
DWS LifeCompass 2015 Fund	1-Year	3-Year	5-Year	10-Year
Class A	-7.39%	2.72%	5.62%	3.95%
Class B	-8.06%	1.95%	4.84%	3.19%
Class C	-8.12%	1.94%	4.86%	3.19%
Russell 1000 Index+	-10.60%	3.85%	7.41%	5.21%
Russell 2000 Index++	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers U.S. Aggregate Index+++	5.86%	4.26%	4.61%	5.58%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/08	$ 11.12	$ 11.11	$ 11.10
8/31/07	$ 12.47	$ 12.47	$ 12.47
Distribution Information: Twelve Months as of 8/31/08: Income Dividends	$ .44	$ .36	$ .37

DWS LifeCompass 2015 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2015 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/08
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,729	$10,214	$12,391	$13,890
	Average annual total return	-12.71%	.71%	4.38%	3.34%
Class B	Growth of $10,000	$8,927	$10,402	$12,563	$13,688
	Average annual total return	-10.73%	1.32%	4.67%	3.19%
Class C	Growth of $10,000	$9,188	$10,594	$12,677	$13,686
	Average annual total return	-8.12%	1.94%	4.86%	3.19%

The growth of $10,000 is cumulative.

DWS LifeCompass 2015 Fund

Comparative Results as of 8/31/08
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$8,940	$11,201	$14,294	$16,624
	Average annual total return	-10.60%	3.85%	7.41%	5.21%
Russell 2000 Index++	Growth of $10,000	$9,452	$11,511	$15,779	$24,842
	Average annual total return	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,586	$11,333	$12,527	$17,215
	Average annual total return	5.86%	4.26%	4.61%	5.58%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues corporate bond issues and mortgage securities. Barclays Capital completed an acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target 2015 Funds Category as of 8/31/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	67	of	105	64
3-Year	23	of	33	68
5-Year	2	of	10	19

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass 2015 Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 is 0.31% for Class S shares. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 is 0.93% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2008.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2015 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/08
DWS LifeCompass 2015 Fund	1-Year	3-Year	5-Year	10-Year
Class S	-7.10%	2.94%	5.89%	4.20%
Russell 1000 Index+	-10.60%	3.85%	7.41%	5.21%
Russell 2000 Index++	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers U.S. Aggregate Index+++	5.86%	4.26%	4.61%	5.58%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

DWS LifeCompass 2015 Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/08	$ 11.11
8/31/07	$ 12.45
Distribution Information: Twelve Months as of 8/31/08: Income Dividends	$ .47
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass 2015 Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/08
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$9,290	$10,908	$13,310	$15,084
	Average annual total return	-7.10%	2.94%	5.89%	4.20%

The growth of $10,000 is cumulative.

DWS LifeCompass 2015 Fund

Comparative Results as of 8/31/08
DWS LifeCompass 2015 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$8,940	$11,201	$14,294	$16,624
	Average annual total return	-10.60%	3.85%	7.41%	5.21%
Russell 2000 Index++	Growth of $10,000	$9,452	$11,511	$15,779	$24,842
	Average annual total return	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,586	$11,333	$12,527	$17,215
	Average annual total return	5.86%	4.26%	4.61%	5.58%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Barclays Capital completed an acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target 2015 Funds Category as of 8/31/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	57	of	105	54
3-Year	22	of	33	65
5-Year	1	of	10	10
10-Year	4	of	5	67

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS LifeCompass 2020 Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 are 0.67%, 1.40% and 1.36% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 are 1.28%, 2.01% and 1.97% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2008.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2020 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS LifeCompass 2020 Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS LifeCompass 2020 Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/08
DWS LifeCompass 2020 Fund	1-Year	3-Year	5-Year	10-Year
Class A	-8.48%	3.26%	6.66%	5.12%
Class B	-9.15%	2.51%	5.86%	4.34%
Class C	-9.05%	2.54%	5.88%	4.35%
Russell 1000 Index+	-10.60%	3.85%	7.41%	5.21%
Russell 2000 Index++	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers U.S. Aggregate Index+++	5.86%	4.26%	4.61%	5.58%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/08	$ 13.66	$ 13.53	$ 13.54
8/31/07	$ 15.47	$ 15.32	$ 15.32
Distribution Information: Twelve Months as of 8/31/08: Income Dividends	$ .55	$ .43	$ .44

DWS LifeCompass 2020 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2020 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/08
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,626	$10,377	$13,010	$15,527
	Average annual total return	-13.74%	1.24%	5.40%	4.50%
Class B	Growth of $10,000	$8,820	$10,571	$13,197	$15,295
	Average annual total return	-11.80%	1.87%	5.70%	4.34%
Class C	Growth of $10,000	$9,095	$10,783	$13,308	$15,308
	Average annual total return	-9.05%	2.54%	5.88%	4.35%

The growth of $10,000 is cumulative.

DWS LifeCompass 2020 Fund

Comparative Results as of 8/31/08
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$8,940	$11,201	$14,294	$16,624
	Average annual total return	-10.60%	3.85%	7.41%	5.21%
Russell 2000 Index++	Growth of $10,000	$9,452	$11,511	$15,779	$24,842
	Average annual total return	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,586	$11,333	$12,527	$17,215
	Average annual total return	5.86%	4.26%	4.61%	5.58%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Barclays Capital completed an acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 8/31/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	80	of	140	57
3-Year	29	of	57	50
5-Year	13	of	28	45

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass 2020 Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 is 0.48% for Class S shares. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 is 1.09% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2008.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2020 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/08
DWS LifeCompass 2020 Fund	1-Year	3-Year	5-Year	10-Year
Class S	-8.22%	3.53%	6.94%	5.37%
Russell 1000 Index+	-10.60%	3.85%	7.41%	5.21%
Russell 2000 Index++	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers U.S. Aggregate Index+++	5.86%	4.26%	4.61%	5.58%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

DWS LifeCompass 2020 Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/08	$ 13.69
8/31/07	$ 15.50
Distribution Information: Twelve Months as of 8/31/08: Income Dividends	$ .59
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass 2020 Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/08
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$9,178	$11,096	$13,983	$16,870
	Average annual total return	-8.22%	3.53%	6.94%	5.37%

The growth of $10,000 is cumulative.

DWS LifeCompass 2020 Fund

Comparative Results as of 8/31/08
DWS LifeCompass 2020 Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$8,940	$11,201	$14,294	$16,624
	Average annual total return	-10.60%	3.85%	7.41%	5.21%
Russell 2000 Index++	Growth of $10,000	$9,452	$11,511	$15,779	$24,842
	Average annual total return	-5.48%	4.80%	9.55%	9.53%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,586	$11,333	$12,527	$17,215
	Average annual total return	5.86%	4.26%	4.61%	5.58%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Barclays Capital completed an acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 8/31/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	73	of	140	52
3-Year	21	of	57	37
5-Year	5	of	28	18
10-Year	2	of	5	34

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS LifeCompass 2030 Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 are 0.95%, 1.75% and 1.69% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 are 1.65%, 2.45% and 2.39% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2008.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2030 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/08
DWS LifeCompass 2030 Fund	1-Year	3-Year	Life of Fund*
Class A	-10.40%	3.56%	5.18%
Class B	-11.09%	2.73%	4.38%
Class C	-11.09%	2.76%	4.38%
Russell 1000 Index+	-10.60%	3.85%	5.95%
Russell 2000 Index++	-5.48%	4.80%	7.67%
Lehman Brothers U.S. Aggregate Index+++	5.86%	4.26%	4.12%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/08	$ 10.26	$ 10.21	$ 10.21
8/31/07	$ 12.27	$ 12.21	$ 12.21
Distribution Information: Twelve Months as of 8/31/08: Income Dividends	$ .38	$ .28	$ .28
Capital Gain Distributions	$ .45	$ .45	$ .45
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2030 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/08
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Class A	Growth of $10,000	$8,445	$10,466	$11,433
	Average annual total return	-15.55%	1.53%	3.56%
Class B	Growth of $10,000	$8,640	$10,651	$11,583
	Average annual total return	-13.60%	2.12%	3.92%
Class C	Growth of $10,000	$8,891	$10,851	$11,784
	Average annual total return	-11.09%	2.76%	4.38%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund

Comparative Results as of 8/31/08
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$8,940	$11,201	$12,478
	Average annual total return	-10.60%	3.85%	5.95%
Russell 2000 Index++	Growth of $10,000	$9,452	$11,511	$13,273
	Average annual total return	-5.48%	4.80%	7.67%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,586	$11,333	$11,674
	Average annual total return	5.86%	4.26%	4.12%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Barclays Capital completed an acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings — Mixed-Asset Target 2030 Funds Category as of 8/31/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	77	of	137	56
3-Year	23	of	54	42

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS LifeCompass 2030 Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 is 0.73% for Class S shares. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 is 1.43% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2008.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2030 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/08
DWS LifeCompass 2030 Fund	1-Year	3-Year	Life of Fund*
Class S	-10.23%	3.79%	5.43%
Russell 1000 Index+	-10.60%	3.85%	5.95%
Russell 2000 Index++	-5.48%	4.80%	7.67%
Lehman Brothers U.S. Aggregate Index+++	5.86%	4.26%	4.12%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/08	$ 10.27
8/31/07	$ 12.29
Distribution Information: Twelve Months as of 8/31/08: Income Dividends	$ .41
Capital Gain Distributions	$ .45
Growth of an Assumed $10,000 Investment
[] DWS LifeCompass 2030 Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Comparative Results as of 8/31/08
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Class S	Growth of $10,000	$8,977	$11,180	$12,241
	Average annual total return	-10.23%	3.79%	5.43%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund

Comparative Results as of 8/31/08
DWS LifeCompass 2030 Fund		1-Year	3-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$8,940	$11,201	$12,478
	Average annual total return	-10.60%	3.85%	5,95%
Russell 2000 Index++	Growth of $10,000	$9,452	$11,511	$13,273
	Average annual total return	-5.48%	4.80%	7.67%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,586	$11,333	$11,674
	Average annual total return	5.86%	4.26%	4.12%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Barclays Capital completed an acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings — Mixed-Asset Target 2030 Funds Category as of 8/31/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	70	of	137	51
3-Year	15	of	54	28

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS LifeCompass 2040 Fund

Classes A and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 are 0.99% and 1.74% for Class A and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 are 1.69% and 2.44% for Class A and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2008.

Returns and rankings during the period shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2040 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Cumulative Total Returns (Unadjusted for Sales Charge) as of 8/31/08
DWS LifeCompass 2040 Fund	Life of Fund*
Class A	-9.24%
Class C	-9.54%
Russell 1000 Index+	-11.60%
Russell 2000 Index++	-2.68%
Lehman Brothers U.S. Aggregate Index+++	2.29%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

DWS LifeCompass 2040 Fund

Net Asset Value and Distribution Information
	Class A	Class C
Net Asset Value: 8/31/08	$ 8.77	$ 8.73
11/15/07 (commencement of operations)	$ 10.00	$ 10.00
Distribution Information: 11/15/07 (commencement of operations) to 8/31/08: Income Dividends	$ .33	$ .32
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2040 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/08
DWS LifeCompass 2040 Fund		Life of Fund*
Class A	Growth of $10,000	$8,554
	Average annual total return	-14.46%
Class C	Growth of $10,000	$8,958
	Average annual total return	-10.42%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

DWS LifeCompass 2040 Fund

Comparative Results as of 8/31/08
DWS LifeCompass 2040 Fund		Life of Fund*
Russell 1000 Index+	Growth of $10,000	$8,840
	Average annual total return	-11.60%
Russell 2000 Index++	Growth of $10,000	$9,732
	Average annual total return	-2.68%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,229
	Average annual total return	2.29%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Barclays Capital completed an acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

DWS LifeCompass 2040 Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated November 15, 2007 is 0.75% for Class S shares. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated November 15, 2007 is 1.45% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note B, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2008.

Returns and rankings during the period shown reflect a fee waiver and/or expense reimbursement for DWS LifeCompass 2040 Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Cumulative Total Returns as of 8/31/08
DWS LifeCompass 2040 Fund	Life of Fund*
Class S	-9.11%
Russell 1000 Index+	-11.60%
Russell 2000 Index++	-2.68%
Lehman Brothers U.S. Aggregate Index++	2.29%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/08	$ 8.79
11/15/07 (commencement of operations)	$ 10.00
Distribution Information: 11/15/07 (commencement of operations) to 8/31/08: Income Dividends	$ .33

DWS LifeCompass 2040 Fund

Growth of an Assumed $10,000 Investment
[] DWS LifeCompass 2040 Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Comparative Results as of 8/31/08
DWS LifeCompass 2040 Fund		Life of Fund*
Class S	Growth of $10,000	$9,089
	Average annual total return	-9.11%
Russell 1000 Index+	Growth of $10,000	$8,840
	Average annual total return	-11.60%
Russell 2000 Index++	Growth of $10,000	$9,732
	Average annual total return	-2.68%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,229
	Average annual total return	2.29%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Barclays Capital completed an acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital.
Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Each Fund's Expenses

As an investor of the Funds, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the Underlying DWS Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying DWS Funds is based on the expense ratios from the Underlying DWS Fund's most recent shareholder report. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited these expenses; had they not done so, expenses would have been higher. In addition, certain of the Underlying DWS Funds limited expenses; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 972.60	$ 969.00	$ 969.20	$ 973.90
Expenses Paid per $1,000*	$ 2.58	$ 6.34	$ 6.29	$ 1.34
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 1,022.52	$ 1,018.70	$ 1,018.75	$ 1,023.78
Expenses Paid per $1,000*	$ 2.64	$ 6.50	$ 6.44	$ 1.37
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended August 31, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 972.60	$ 969.00	$ 969.20	$ 973.90
Expenses Paid per $1,000**	$ 5.60	$ 9.35	$ 9.31	$ 4.37
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 1,019.46	$ 1,015.63	$ 1,015.69	$ 1,020.71
Expenses Paid per $1,000**	$ 5.74	$ 9.58	$ 9.53	$ 4.47
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.52%	1.28%	1.27%	.27%
Acquired Funds (Underlying Funds) Fees and Expenses	.61%	.61%	.61%	.61%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.13%	1.89%	1.88%	.88%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2015 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 964.80	$ 961.90	$ 961.10	$ 966.70
Expenses Paid per $1,000*	$ 2.37	$ 6.07	$ 6.06	$ 1.14
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 1,022.72	$ 1,018.95	$ 1,018.95	$ 1,023.98
Expenses Paid per $1,000*	$ 2.44	$ 6.24	$ 6.24	$ 1.17
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended August 31, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 964.80	$ 961.90	$ 961.10	$ 966.70
Expenses Paid per $1,000**	$ 5.38	$ 9.07	$ 9.07	$ 4.15
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 1,019.66	$ 1,015.89	$ 1,015.89	$ 1,020.91
Expenses Paid per $1,000**	$ 5.53	$ 9.32	$ 9.32	$ 4.27
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.48%	1.23%	1.23%	.23%
Acquired Funds (Underlying Funds) Fees and Expenses	.61%	.61%	.61%	.61%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.09%	1.84%	1.84%	.84%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2020 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 963.30	$ 960.30	$ 960.30	$ 964.80
Expenses Paid per $1,000*	$ 2.42	$ 6.11	$ 6.11	$ 1.19
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 1,022.67	$ 1,018.90	$ 1,018.90	$ 1,023.93
Expenses Paid per $1,000*	$ 2.49	$ 6.29	$ 6.29	$ 1.22
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended August 31, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 963.30	$ 960.30	$ 960.30	$ 964.80
Expenses Paid per $1,000**	$ 5.43	$ 9.12	$ 9.12	$ 4.20
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 1,019.61	$ 1,015.84	$ 1,015.84	$ 1,020.86
Expenses Paid per $1,000**	$ 5.58	$ 9.37	$ 9.37	$ 4.32
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.49%	1.24%	1.24%	.24%
Acquired Funds (Underlying Funds) Fees and Expenses	.61%	.61%	.61%	.61%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.10%	1.85%	1.85%	.85%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2030 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 960.70	$ 956.90	$ 956.90	$ 961.60
Expenses Paid per $1,000*	$ 2.22	$ 5.90	$ 5.90	$ .99
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 1,022.87	$ 1,019.10	$ 1,019.10	$ 1,024.13
Expenses Paid per $1,000*	$ 2.29	$ 6.09	$ 6.09	$ 1.02
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended August 31, 2008
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 960.70	$ 956.90	$ 956.90	$ 961.60
Expenses Paid per $1,000**	$ 5.42	$ 9.10	$ 9.10	$ 4.19
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 1,019.61	$ 1,015.84	$ 1,015.84	$ 1,020.86
Expenses Paid per $1,000**	$ 5.58	$ 9.37	$ 9.37	$ 4.32
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.45%	1.20%	1.20%	.20%
Acquired Funds (Underlying Funds) Fees and Expenses	.65%	.65%	.65%	.65%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.10%	1.85%	1.85%	.85%

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2040 Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2008
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 971.20	$ 969.00	$ 971.30
Expenses Paid per $1,000*	$ 2.43	$ 6.14	$ 1.19
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 1,022.67	$ 1,018.90	$ 1,023.93
Expenses Paid per $1,000*	$ 2.49	$ 6.29	$ 1.22
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended August 31, 2008
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 971.20	$ 969.00	$ 971.30
Expenses Paid per $1,000**	$ 5.75	$ 9.45	$ 4.51
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/08	$ 1,019.30	$ 1,015.53	$ 1,020.56
Expenses Paid per $1,000**	$ 5.89	$ 9.68	$ 4.62
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class C	Class S
Direct Fund Expense Ratios	.49%	1.24%	.24%
Acquired Funds (Underlying Funds) Fees and Expenses	.67%	.67%	.67%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.16%	1.91%	.91%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

DWS Target Date Series: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for DWS Target Date Series. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to institutional and retail clients.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Inna Okounkova

Director of Deutsche Asset Management and Portfolio Manager of the funds.

• Joined Deutsche Asset Management in 1999 as a quantitative analyst, becoming an associate portfolio manager in 2001.

• Lead Portfolio Manager for Asset Allocation Strategies: New York. Global Asset Allocation Portfolio Manager: New York.

• Joined the funds in 2002.

• BS, MS, Moscow State University; MBA, University of Chicago

Robert Wang

Managing Director of Deutsche Asset Management and Portfolio Manager of the funds.

• Joined Deutsche Asset Management in 1995 as portfolio manager for asset allocation after 13 years of experience of trading fixed income, foreign exchange and derivative products at J.P. Morgan.

• Global Head of Quantitative Strategies Portfolio Management: New York.

• Joined the funds in 2002.

• BS, The Wharton School, University of Pennsylvania.

In the following interview, the portfolio management team discusses market conditions, portfolio management strategy and the resulting performance of DWS LifeCompass Funds during the 12 months ended August 31, 2008.

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Q: How would you characterize the market environment over the last 12 months?

A: This was a period of considerable economic uncertainty and significant turmoil throughout the capital markets. By early 2008, what began as a correction in the subprime housing market had accelerated into the worst financial crisis in decades, with profound implications for the entire US economy and related effects on global markets and economies. Financial markets became quite risk-averse, as demonstrated by wider credit spreads, severe dislocation in short-term credit markets and a highly volatile equity market.1 As 2008 progressed, US markets were faced with additional bad news, including capital and liquidity problems experienced by major financial institutions, increased concern about rising prices for energy and food, higher unemployment and the possibility of a recession.

1 Credit spreads are the additional yield provided by non-Treasury fixed-income securities versus Treasury securities of comparable duration.

In this challenging economic environment, most US equity indices posted negative returns for the 12 months ended August 31, 2008. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, posted a negative return of 10.22% for the period.2 The large-cap Russell 1000® Index posted a return of -10.60% for the 12-month period, while the small-cap Russell 2000® Index returned -5.48%.3 Growth stocks generally performed better than value stocks: the return of the Russell 1000® Growth Index was -6.77%, compared with -14.66% for the Russell 1000® Value Index.4

2 The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
3 The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
4 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, while the Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Performance of equity markets around the world varied, but nearly all were down. The return of the MSCI Europe, Australasia and Far East (EAFE) Index, which measures performance of a broad range of international markets, was -14.41%.5 Even the previously robust emerging markets declined; the return of the MSCI Emerging Market Index was -10.09% for the period.6

5 The MSCI EAFE (Morgan Stanley Capital International Europe, Australasia and Far East Index) is composed of approximately 1,100 companies in 20 countries in Europe and the Pacific Basin. The objective of the index is to reflect the movements of stock markets in these countries by representing an unmanaged (indexed) portfolio within each country. The index is calculated in US dollars and is constructed to represent about 60% of market capitalization in each country.
6 The Morgan Stanley Capital International (MSCI) Emerging Markets Index is an unmanaged capitalization-weighted index of companies in a universe of 26 emerging markets. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The major theme in the bond market over the past year has been that bonds with the highest credit ratings, especially US Treasury bonds, which are assumed to carry no credit risk, have outperformed lower-rated bonds. The return of the Lehman Brothers U.S. Treasury Index, which measures performance of US Treasury bonds, was 8.65% for the 12 months ended August 31, 2008, compared with a return of 5.86% for the Lehman Brothers U.S. Aggregate Index, which measures performance of the overall bond market.7 Credit spreads (the difference between Treasury securities and bonds that carry credit risk) have been at or near historically wide levels through most of the period, and bonds with below-investment-grade credit ratings generally performed poorly, as investors shied away from risk. Return of the Credit Suisse High Yield Index was -1.07%.8

7 The Lehman Brothers U.S. Treasury Index is an unmanaged index of public obligations of the US Treasury. The Lehman Brothers U.S. Aggregate Index is an unmanaged, market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Barclays Capital completed an acquisition of Lehman Brothers' North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital.
8 Credit Suisse (CS) High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market.
Index returns, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q: Will you describe the transition to the DWS LifeCompass Funds from the DWS Allocation Funds?

A: In November 2007 the four target risk funds known as the DWS Allocation Funds were converted into target date funds now known as DWS LifeCompass Target Date Funds, and a new fund was created. Name changes and changes in asset allocation targets made in the course of this transition are summarized in the following table.

DWS Allocation Funds	Equity/Fixed Income Allocation		DWS LifeCompass Target Date Funds	Equity/Fixed Income Allocation*
DWS Conservative Allocation Fund	40% Equity/ 60% Fixed Income	->	DWS LifeCompass Retirement Fund	35% Equity/ 65% Fixed Income
DWS Moderate Allocation Fund	60% Equity/ 40% Fixed Income	->	DWS LifeCompass 2015 Fund	60% Equity/ 40% Fixed Income
DWS Growth Allocation Fund	75% Equity/ 25% Fixed Income	->	DWS LifeCompass 2020 Fund	70% Equity/ 30% Fixed Income
DWS Growth Plus Allocation Fund	100% Equity	->	DWS LifeCompass 2030 Fund	90% Equity/ 10% Fixed Income
New Fund Launch		->	DWS LifeCompass 2040 Fund	95% Equity/ 5% Fixed Income

* Allocations are subject to change.

As outlined in the table, several of these funds were changed to more conservative investment mixes. To meet the needs of investors who are still many years from retirement, we launched the new DWS LifeCompass 2040 Fund, which is targeted to be 95% equity. Over time, as the target date for each fund approaches, we expect that allocations will be changed to a greater percentage of fixed income, balanced by a lower percentage of equity.

Other changes included a reduction in the value bias in both large-cap and small-cap equities, an increased allocation to international equities and a reduced cash allocation in all funds.

We believe that these changes provide investors with a broader range of well-defined choices to meet their needs throughout their investing lifetime.

Q: What is the investment process for the DWS LifeCompass Funds?

A: Our strategy for managing the fund-of-funds portfolios and evaluating their performance consists of three components: strategic asset allocation, tactical asset allocation and allocation to the underlying funds.

The first component, strategic asset allocation (SAA), has the largest influence on performance. We review strategic asset allocation at least once a year, using a proprietary methodology to find optimal allocations with the appropriate time horizon for each of the five funds — DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund.

During the 12-month period ending August 31, 2008, there were three different strategic allocations in place. The first strategic allocation was in place during September and October before the transition from the DWS Allocation Funds. The new DWS LifeCompass strategic allocations outlined in the previous table were in place from November 2007 through June 2008.

In July 2008 we updated the strategic asset allocation for each of the funds as part of the annual review. We maintained the overall breakdown between equities and fixed income for each of the funds at the levels outlined in the previous table. Within equities and fixed income, we made the following changes:

• increased the allocation to international equities

• established an allocation to international small-cap equities

• eliminated the value bias within US large-cap equities

• maintained or increased the value bias within small-cap equities

• established or increased the allocation to international developed and emerging-market bonds

• increased the allocation to US high-yield bonds

• reduced the allocation to Treasury Inflation-Protected Securities, known as TIPs, which are US Treasury securities that provide protection against inflation

• reduced or eliminated the allocation to commodities

It is too early to evaluate the impact of the changes on performance, as we implemented the changes only during the last two months of the reporting period.

The second component of our investment process is tactical asset allocation (TAA), which is implemented as underweight or overweight of a particular asset class relative to its longer-term SAA target.9 TAAs are updated every month using both fundamental analysis and quantitative models.10 The TAA views are combined and adjusted to appropriate risk levels to specify a tactical asset allocation for each of the five portfolios.

9 "Overweight" means the fund holds a higher weighting in a given security, sector or investment category than the benchmark. "Underweight" means the fund holds a lower weighting.
10 Fundamental analysis is the use of all available information about a possible investment, such as earnings growth, management capability, industry trends, and a company's financial strength and quantitative measures, to determine value. Quantitative models use mathematical and statistical analysis to evaluate investments in a rigorous, risk-controlled fashion.

With the addition of ETFs to the investment universe for the funds, we were able to significantly increase the number of potential tactical asset allocation decisions. The new TAA includes decisions regarding exposure to individual countries, coupled with the respective currency views and decisions regarding industry group exposure that have been implemented within the US large-cap portion of the portfolios.

The final element of the process is fund allocation. This involves much more than simply selecting funds by style based on strategic and tactical asset allocation. Each month we analyze the holdings in each fund, measuring exposure to factors such as specific industries, beta, size and style.11 Our goal is to identify combinations of funds that help implement our targeted asset allocations, capturing the ability of the fund managers to select the best stocks, while neutralizing unintended factor bets.

11 Beta is a measurement of risk relative to the market as a whole.

In addition to the changes described above, we made several significant changes to the underlying funds. The funds' board of directors approved investing in Exchange Traded Funds (ETFs) in addition to the DWS mutual funds, and we added 22 ETFs to the underlying fund universe. ETFs are investment vehicles traded on stock exchanges, much like stocks; most ETFs are designed to track a specific index, providing a low-cost way to gain access to a specific market segment. Also we added DWS US Bond Index Fund to achieve a greater manager diversification in the intermediate investment-grade bond space.

Q: How do you evaluate the performance of the funds, and how did they perform over the last year?

A: Since there are no published indices that accurately reflect the asset mixes of these funds, we evaluate performance mainly by comparing the performance of our funds with that of similar funds, using categories defined and published by Lipper. These peer groups are:

• Mixed-Asset Target Allocation Conservative Funds for DWS LifeCompass Retirement

• Mixed-Asset Target 2015 Funds for DWS LifeCompass 2015

• Mixed-Asset Target 2020 Funds for DWS LifeCompass 2020

• Mixed-Asset Target 2030 Funds for DWS LifeCompass 2030

• Mixed-Asset Target 2040 Funds for DWS LifeCompass 204012

12 The Lipper Mixed-Asset Target Allocation Conservative Funds category consists of funds that maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash cash equivalents. The Lipper Mixed-Asset Target 2015 Funds category consists of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2015. The Lipper Mixed-Asset Target 2020 Funds category consists of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2020. The Lipper Mixed-Asset Target 2030 Funds category consists of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2030. The Lipper Mixed-Asset Target 2040 Funds category consists of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2040. Category returns assume reinvestment of dividends. It is not possible to invest directly into a Lipper category.

For the fiscal year ended August 31, 2008, all of the four funds for which we have results for the full 12-month period underperformed the average return of their peer groups. The new DWS LifeCompass 2040 Fund outperformed its peer group for the period it was in operation. Our strategic asset allocation contributed to performance, while tactical allocation detracted. Underlying fund performance had a significantly negative impact on the results of all the funds, with the exception of DWS LifeCompass 2040 fund.

Strategic asset allocation added considerable value, outperforming the median of peer funds. A reduction of the strategic allocation to equities in three of the funds contributed to performance, as equities were down during the period. Tactical asset allocation detracted slightly from performance, with asset class and geographic concentration and industry group decisions having a negative impact.

Q: How did the underlying funds perform over the last 12 months?

A: The portfolios have the potential to invest in approximately 50 different funds, providing exposure to all categories of US equities, international equities, commodities and a variety of fixed-income securities. The performance of each fund is compared with returns of indices of securities in the appropriate asset classes. Since these indices represent broad asset classes in which the managers of the DWS LifeCompass Funds invest, they serve mainly as points of comparison for returns of asset classes within the portfolios (such as US equities or intermediate-term bonds), but they are not necessarily benchmarks against which the underlying funds are managed.

For the 12 months ending August 31, 2008, most of the underlying funds, particularly bond funds, underperformed their benchmark indices. DWS Core Fixed Income Fund significantly underperformed its benchmark index, as did the other bond funds, with the exception of DWS US Bond Index Fund, which is designed to match the performance of the Lehman Brothers U.S. Aggregate Index.

Most of the underlying equity funds also detracted from performance. However, both DWS Large Cap Value Fund and DWS Large Company Growth Fund performed better than their benchmarks, contributing to relative performance.

Q: Do you have other comments for shareholders?

A: The last year has been an extraordinarily difficult period for investors in both equity and bond markets, as reflected in the negative returns of the funds. While it is always disappointing to report negative returns, we continue to believe that a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management, offers investors the potential for superior risk-adjusted returns over time. We take a disciplined approach to adjusting allocations on a regular basis, while attempting to avoid excessive transaction costs. We believe that the investment processes we use, combining in-depth research with long-term forecasting, have the potential to add significant value.

The DWS LifeCompass Funds are structured to meet the needs of investors with a wide range of time horizons. With five funds in the series, this group of funds may be appropriate for a variety of investors, ranging from those who are retired and in need of current income to those with many years to invest for the future. For many investors, disciplined asset allocation funds such as these offer the potential to take advantage of a wide range of investment opportunities.

We believe that ours is a much more forward-looking approach to asset allocation than the methods used by competing funds. As markets continue to evolve, we will review these strategic allocations annually and alter the asset mix as we deem appropriate and in the best interest of investors in these DWS LifeCompass Funds.

Fund Highlights

DWS LifeCompass Retirement Fund

DWS LifeCompass Retirement Fund seeks current income and, as a secondary objective, long-term growth of capital. The fund is designed for investors who are already in retirement or who plan to retire or begin withdrawing portions of their investments in the near future. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the desired economic exposure to a particular market or sector is not available through a DWS fund.

The portfolio's target allocation is 35% equity funds and 65% fixed-income funds. While the actual asset allocation may vary, the managers expect that over the long term the average allocation will be similar to the target asset allocation.

Performance

DWS LifeCompass Retirement Fund provided a total return of -4.76% (Class A shares) for the 12-month period ended August 31, 2008. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 10 for the performance of other share classes and for more complete performance information.) The portfolio underperformed the -2.50% average total return of its peers in the Lipper Mixed-Asset Target Allocation Conservative Funds category.

Fund Strategy

A strategic allocation change from 40% equity to 35% equity was positive for performance, since most equity indices had negative returns for the 12-month period. Tactical asset allocation detracted slightly from performance, with asset class, geographic concentration and industry group decisions having a negative impact. In the fixed-income portion of the portfolio, underperformance by the DWS bond funds detracted from performance.

DWS LifeCompass 2015 Fund

DWS LifeCompass 2015 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2015. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

Performance

DWS LifeCompass 2015 Fund provided a total return of -7.39% (Class A shares) for the 12-month period ended August 31, 2008. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 11 through 17 for the performance of other share classes and for more complete performance information.) The portfolio underperformed the -6.35% average total return of its peers in the Lipper Mixed-Asset Target 2015 Funds category.

Fund Strategy

Strategic asset allocation added value, outperforming the median of peer funds, while tactical asset allocation detracted slightly from performance, with asset class, geographic concentration and industry group decisions having a negative impact. In the fixed-income portion of the portfolio, underperformance by the DWS bond funds detracted from performance. Most of the underlying equity funds also detracted from performance; however, the large-cap equity portion of the portfolio performed better than its benchmarks, contributing to relative performance.

DWS LifeCompass 2020 Fund

DWS LifeCompass 2020 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2020. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

Performance

DWS LifeCompass 2020 Fund provided a total return of -8.48% (Class A shares) for the 12-month period ended August 31, 2008. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 18 through 24 for the performance of other share classes and for more complete performance information.) The portfolio underperformed the -7.78% average total return of its peers in the Lipper Mixed-Asset Target 2020 Funds category.

Fund Strategy

A strategic allocation change from 75% equity to 70% equity was positive for performance, since most equity indices had negative returns for the 12-month period. Tactical asset allocation detracted slightly from performance, with asset class, geographic concentration and industry group decisions having a negative impact. In the fixed-income portion of the portfolio, underperformance by the DWS bond funds detracted from performance. Most of the underlying equity funds also detracted from performance; however, the large-cap equity portion of the portfolio performed better than its benchmarks, contributing to relative performance.

DWS LifeCompass 2030 Fund

DWS LifeCompass 2030 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2030. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

Performance

DWS LifeCompass 2030 Fund provided a total return of -10.40% (Class A shares) for the 12-month period ended August 31, 2008. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 25 through 29 for the performance of other share classes and for more complete performance information.) The portfolio underperformed the -9.85% average total return of its peers in the Lipper Mixed-Asset Target 2030 Funds category.

Fund Strategy

A strategic allocation change from 100% equity to 90% equity was positive for performance, since most equity indices had negative returns for the 12-month period. Tactical asset allocation detracted slightly from performance, with asset class, geographic concentration and industry group decisions having a negative impact. In the fixed-income portion of the portfolio, underperformance by the DWS bond funds detracted from performance. Most of the underlying equity funds also detracted from performance; however, the large-cap equity portion of the portfolio performed better than its benchmarks, contributing to relative performance.

DWS LifeCompass 2040 Fund

DWS LifeCompass 2040 Fund seeks to achieve as high total return as is consistent with its asset allocation until the target year. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The fund is designed for investors seeking to meet their respective investment goals, such as retirement, around the year 2040. The fund pursues its investment objective by investing in other DWS mutual funds. The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the economic exposure to a particular market or sector is not available through a DWS fund.

Performance

DWS LifeCompass 2040 Fund provided a total return of -9.24% (Class A shares) for the period from the fund's inception date of November 15, 2007, through August 31, 2008. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 31 through 35 for the performance of other share classes and for more complete performance information.)

Fund Strategy

This new fund has a target allocation of 95% equity and 5% fixed income. Strategic asset allocation added considerable value, outperforming the median of peer funds. Tactical asset allocation detracted slightly from performance, with asset class, geographic concentration and industry group decisions having a negative impact. Most of the underlying funds also detracted from performance; however, the large-cap equity portion of the portfolio performed better than its benchmarks, contributing to relative performance.

Portfolio Summaries

DWS LifeCompass Retirement Fund

Asset Allocation	8/31/08	8/31/07

Fixed Income — Money Market	2%	13%
Fixed Income — Bonds	62%	46%
Equity	35%	41%
Equity — Exchange Traded Funds	1%	—
	100%	100%
Target Allocation	8/31/08	8/31/07

Fixed Income Funds	65%	60%
Equity Funds	35%	40%

Asset allocation is subject to change.

DWS LifeCompass 2015 Fund

Asset Allocation	8/31/08	8/31/07

Fixed Income — Money Market	1%	7%
Fixed Income — Bonds	37%	32%
Equity	61%	61%
Equity — Exchange Traded Funds	1%	—-
	100%	100%
Target Allocation	8/31/08	8/31/07

Fixed Income Funds	40%	40%
Equity Funds	60%	60%

Asset allocation is subject to change.

DWS LifeCompass 2020 Fund

Asset Allocation	8/31/08	8/31/07

Fixed Income — Money Market	2%	5%
Fixed Income — Bonds	27%	18%
Equity	70%	77%
Equity — Exchange Traded Funds	1%	—
	100%	100%
Target Allocation	8/31/08	8/31/07

Fixed Income Funds	30%	25%
Equity Funds	70%	75%

Asset allocation is subject to change.

DWS LifeCompass 2030 Fund

Asset Allocation	8/31/08	8/31/07

Fixed Income — Money Market	1%	3%
Fixed Income — Bonds	8%	—
Equity — Exchange Traded Funds	1%	—
Equity	90%	97%
	100%	100%
Target Allocation	8/31/08	8/31/07

Fixed Income Funds	10%	—
Equity Funds	90%	100%

Asset allocation is subject to change.

DWS LifeCompass 2040 Fund

Asset Allocation	8/31/08

Fixed Income — Money Market	3%
Fixed Income — Bonds	4%
Equity	80%
Equity — Exchange Traded Funds	13%
100%
Target Allocation	8/31/08

Fixed Income Funds	5%
Equity Funds	95%

Asset allocation is subject to change.

For more complete details about each Fund's investment portfolio, see pages 58-67. A quarterly Fact Sheet is available upon request. A complete list of the fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios as of August 31, 2008

DWS LifeCompass Retirement Fund

	Shares	Value ($)

Equity — Equity Funds 35.2%
DWS Blue Chip Fund "Institutional"	11,506	192,730
DWS Capital Growth Fund "Institutional"	29,455	1,581,432
DWS Commodity Securities Fund "Institutional"	111	1,736
DWS Communications Fund "Institutional"	12,983	221,487
DWS Disciplined Long/Short Value Fund "Institutional"	91,854	806,480
DWS Dreman Concentrated Value Fund "Institutional"	17,719	153,623
DWS Dreman High Return Equity Fund "Institutional"	9,601	348,710
DWS Dreman Mid Cap Value Fund "Institutional"	135,402	1,387,871
DWS Dreman Small Cap Value Fund "Institutional"	46,801	1,590,312
DWS Emerging Markets Equity Fund "Institutional"	15,439	287,940
DWS Equity 500 Index Fund "Institutional"	95,359	13,896,595
DWS Equity Partners Fund "Institutional"	120,655	1,877,390
DWS Europe Equity Fund "Institutional"	81,174	2,372,727
DWS Global Opportunities Fund "Institutional"	1,392	50,348
DWS Global Thematic Fund "Institutional"	54,395	1,271,219
DWS Gold & Precious Metals Fund "Institutional"	30,477	541,888
DWS Growth & Income Fund "Institutional"	160,569	2,583,549
DWS Health Care Fund "Institutional"	21,123	540,105
DWS International Fund "Institutional"	22,865	1,287,989
DWS International Select Equity Fund "Institutional"	160,276	1,360,746
DWS International Value Opportunities Fund "Institutional"	88,043	939,423
DWS Japan Equity Fund "S"	41,865	418,231
DWS Large Cap Value Fund "Institutional"	223,844	4,248,554
DWS Large Company Growth Fund "Institutional"	66,710	1,937,913
DWS Micro Cap Fund "Institutional"	7,611	114,391
DWS RREEF Global Real Estate Securities Fund "Institutional"	76,535	662,794
DWS RREEF Real Estate Securities Fund "Institutional"	15,040	285,462
DWS Small Cap Core Fund "S"	49,934	865,858
DWS Small Cap Growth Fund "Institutional"	34,286	697,724
DWS Technology Fund "Institutional"	80,946	954,348
Total Equity Funds (Cost $47,634,927)		43,479,575

Equity — Exchange Traded Funds 0.6%
iShares MSCI Canada Index Fund	15,343	467,041
iShares MSCI EAFE Small Cap Index Fund	2,919	115,592
iShares MSCI United Kingdom Index Fund	9,264	178,425
Total Exchange Traded Funds (Cost $807,647)		761,058

Fixed Income — Bond Funds 62.5%
DWS Core Fixed Income Fund "Institutional"	4,302,497	42,852,871
DWS Core Plus Income Fund "Institutional"	160	1,856
DWS Emerging Markets Fixed Income Fund "Institutional"	1,671	19,601
DWS Floating Rate Plus Fund "Institutional"	1,768,705	15,900,658
DWS Global Bond Fund "S"	193,301	1,948,472
DWS GNMA Fund "S"	135,210	1,990,290
DWS High Income Fund "Institutional"	1,105,484	5,184,718
DWS High Income Plus Fund "Institutional"	11,439	76,638
DWS Inflation Protected Plus Fund "Institutional"	548,425	5,780,400
DWS Short Duration Fund "Institutional"	711	6,738
DWS Short Duration Plus Fund "Institutional"	359,653	3,441,882
Total Fixed Income — Bond Funds (Cost $81,059,882)		77,204,124

Fixed Income — Money Market Funds 1.8%
Cash Management QP Trust	2,143,433	2,143,433
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	7,979	7,979
DWS Money Market Series "Institutional"	19,669	19,669
Total Fixed Income — Money Market Funds (Cost $2,171,081)		2,171,081
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $131,673,537)+	100.1	123,615,838
Other Assets and Liabilities, Net	(0.1)	(109,595)
Net Assets	100.0	123,506,243
+ The cost for federal income tax purposes was $132,564,006. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $8,948,168. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,265,468 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,213,636.

During the year ended August 31, 2008, purchases and sales of mutual funds (excluding Cash Management QP Trust and other money market funds) aggregated $68,859,833 and $63,170,000, respectively.

MSCI: Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2015 Fund

	Shares	Value ($)

Equity — Equity Funds 60.9%
DWS Blue Chip Fund "Institutional"	11,201	187,618
DWS Capital Growth Fund "Institutional"	68,846	3,696,365
DWS Commodity Securities Fund "Institutional"	28,330	442,797
DWS Communications Fund "Institutional"	65,920	1,124,597
DWS Disciplined Long/Short Value Fund "Institutional"	234,820	2,061,716
DWS Dreman Concentrated Value Fund "Institutional"	45,383	393,472
DWS Dreman High Return Equity Fund "Institutional"	34,141	1,240,003
DWS Dreman Mid Cap Value Fund "Institutional"	427,782	4,384,762
DWS Dreman Small Cap Value Fund "Institutional"	133,910	4,550,252
DWS Emerging Markets Equity Fund "Institutional"	151,235	2,820,540
DWS Enhanced S&P 500 Index Fund "S"	165,586	1,993,655
DWS Equity 500 Index Fund "Institutional"	321,399	46,837,488
DWS Equity Partners Fund "Institutional"	438,300	6,819,956
DWS Europe Equity Fund "Institutional"	365,349	10,679,143
DWS Global Opportunities Fund "Institutional"	4,177	151,044
DWS Global Thematic Fund "Institutional"	140,030	3,272,509
DWS Gold & Precious Metals Fund "Institutional"	30,337	539,396
DWS Growth & Income Fund "Institutional"	571,798	9,200,224
DWS Health Care Fund "Institutional"	117,820	3,012,660
DWS International Fund "Institutional"	57,786	3,255,110
DWS International Select Equity Fund "Institutional"	400,873	3,403,413
DWS International Value Opportunities Fund "Institutional"	266,582	2,844,435
DWS Japan Equity Fund "S"	104,010	1,039,063
DWS Large Cap Value Fund "Institutional"	751,157	14,256,952
DWS Large Company Growth Fund "Institutional"	237,435	6,897,483
DWS Micro Cap Fund "Institutional"	16,403	246,536
DWS RREEF Global Real Estate Securities Fund "Institutional"	206,932	1,792,030
DWS RREEF Real Estate Securities Fund "Institutional"	53,393	1,013,401
DWS Small Cap Core Fund "S"	280,754	4,868,279
DWS Small Cap Growth Fund "Institutional"	91,543	1,862,904
DWS Technology Fund "Institutional"	247,926	2,923,046
Total Equity Funds (Cost $162,304,413)		147,810,849

Equity — Exchange Traded Funds 0.5%
iShares MSCI Canada Index Fund	23,014	700,546
iShares MSCI EAFE Small Cap Index Fund	2,919	115,592
iShares MSCI United Kingdom Index Fund	24,866	478,919
Total Exchange Traded Funds (Cost $1,370,983)		1,295,057

Fixed Income — Bond Funds 37.6%
DWS Core Fixed Income Fund "Institutional"	6,445,425	64,196,530
DWS Core Plus Income Fund "Institutional"	745	8,662
DWS Emerging Markets Fixed Income Fund "Institutional"	104,917	1,230,675
DWS Floating Rate Plus Fund "Institutional"	565,402	5,082,962
DWS Global Bond Fund "S"	247,082	2,490,582
DWS GNMA Fund "S"	421	6,191
DWS High Income Fund "Institutional"	2,240,603	10,508,428
DWS High Income Plus Fund "Institutional"	1,741	11,666
DWS Inflation Protected Plus Fund "Institutional"	720,423	7,593,262
DWS Short Duration Plus Fund "Institutional"	821	7,854
Total Fixed Income — Bond Funds (Cost $95,899,655)		91,136,812

Fixed Income — Money Market Funds 1.5%
Cash Management QP Trust	3,469,144	3,469,144
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	11,646	11,646
DWS Money Market Series "Institutional"	22,641	22,641
Total Fixed Income — Money Market Funds (Cost $3,503,431)		3,503,431
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $263,078,482)+	100.5	243,746,149
Other Assets and Liabilities, Net	(0.5)	(1,205,465)
Net Assets	100.0	242,540,684
+ The cost for federal income tax purposes was $265,738,427. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $21,992,278. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,834,637 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,826,915.

During the year ended August 31, 2008, purchases and sales of mutual funds (excluding Cash Management QP Trust and other money market funds) aggregated $81,393,766 and $106,565,000, respectively.

MSCI: Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity — Equity Funds 70.1%
DWS Blue Chip Fund "Institutional"	132,338	2,216,668
DWS Capital Growth Fund "Institutional"	39,004	2,094,145
DWS Commodity Securities Fund "Institutional"	38,171	596,619
DWS Communications Fund "Institutional"	56,881	970,392
DWS Disciplined Long/Short Value Fund "Institutional"	229,636	2,016,205
DWS Dreman Concentrated Value Fund "Institutional"	55,080	477,545
DWS Dreman High Return Equity Fund "Institutional"	55,518	2,016,410
DWS Dreman Mid Cap Value Fund "Institutional"	459,521	4,710,089
DWS Dreman Small Cap Value Fund "Institutional"	138,089	4,692,268
DWS Emerging Markets Equity Fund "Institutional"	196,466	3,664,096
DWS Equity 500 Index Fund "Institutional"	408,103	59,472,818
DWS Equity Partners Fund "Institutional"	522,260	8,126,361
DWS Europe Equity Fund "Institutional"	437,452	12,786,716
DWS Global Opportunities Fund "Institutional"	13,337	482,257
DWS Global Thematic Fund "Institutional"	250,952	5,864,752
DWS Gold & Precious Metals Fund "Institutional"	31,293	556,395
DWS Growth & Income Fund "Institutional"	665,618	10,709,801
DWS Health Care Fund "Institutional"	132,608	3,390,787
DWS International Fund "Institutional"	83,638	4,711,334
DWS International Select Equity Fund "Institutional"	530,298	4,502,227
DWS International Value Opportunities Fund "Institutional"	263,115	2,807,432
DWS Japan Equity Fund "S"	120,241	1,201,211
DWS Large Cap Value Fund "Institutional"	1,067,931	20,269,336
DWS Large Company Growth Fund "Institutional"	341,817	9,929,788
DWS Micro Cap Fund "Institutional"	17,899	269,017
DWS RREEF Global Real Estate Securities Fund "Institutional"	283,316	2,453,516
DWS RREEF Real Estate Securities Fund "Institutional"	65,106	1,235,720
DWS Small Cap Core Fund "S"	486,668	8,438,830
DWS Small Cap Growth Fund "Institutional"	87,702	1,784,729
DWS Technology Fund "Institutional"	266,136	3,137,747
Total Equity Funds (Cost $200,385,278)		185,585,211

Equity — Exchange Traded Funds 0.8%
iShares MSCI Canada Index Fund	35,404	1,077,697
iShares MSCI EAFE Small Cap Index Fund	4,553	180,299
iShares MSCI United Kingdom Index Fund	48,757	939,060
Total Exchange Traded Funds (Cost $2,322,771)		2,197,056

Fixed Income — Bond Funds 27.1%
DWS Core Fixed Income Fund "Institutional"	5,247,580	52,265,892
DWS Core Plus Income Fund "Institutional"	1,947	22,624
DWS Emerging Markets Fixed Income Fund "Institutional"	118,396	1,388,787
DWS Floating Rate Plus Fund "Institutional"	463,298	4,165,050
DWS Global Bond Fund "S"	237,216	2,391,142
DWS GNMA Fund "S"	1,158	17,039
DWS High Income Fund "Institutional"	1,228,442	5,761,393
DWS High Income Plus Fund "Institutional"	381	2,552
DWS Inflation Protected Plus Fund "Institutional"	548,135	5,777,346
Total Fixed Income — Bond Funds (Cost $75,733,887)		71,791,825

Fixed Income — Money Market Funds 2.2%
Cash Management QP Trust	5,690,404	5,690,404
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	8,688	8,688
DWS Money Market Series "Institutional"	25,980	25,980
Total Fixed Income — Money Market Funds (Cost $5,725,072)		5,725,072
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $284,167,008)+	100.2	265,299,164
Other Assets and Liabilities, Net	(0.2)	(418,165)
Net Assets	100.0	264,880,999
+ The cost for federal income tax purposes was $285,354,583. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $20,055,419. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,730,236 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,785,655.

During the year ended August 31, 2008, purchases and sales of mutual funds (excluding Cash Management QP Trust and other money market funds) aggregated $93,606,705 and $90,300,000, respectively.

MSCI: Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2030 Fund

	Shares	Value ($)

Equity — Equity Funds 90.4%
DWS Blue Chip Fund "Institutional"	3,371	56,470
DWS Capital Growth Fund "Institutional"	9,497	509,893
DWS Commodity Securities Fund "Institutional"	6,183	96,640
DWS Communications Fund "Institutional"	15,533	264,989
DWS Disciplined Long/Short Value Fund "Institutional"	79,879	701,334
DWS Dreman Concentrated Value Fund "Institutional"	4,670	40,493
DWS Dreman High Return Equity Fund "Institutional"	9,188	333,724
DWS Dreman Mid Cap Value Fund "Institutional"	124,558	1,276,719
DWS Dreman Small Cap Value Fund "Institutional"	29,944	1,017,512
DWS Emerging Markets Equity Fund "Institutional"	20,027	373,509
DWS Equity 500 Index Fund "Institutional"	71,448	10,412,101
DWS Equity Partners Fund "Institutional"	98,167	1,527,476
DWS Europe Equity Fund "Institutional"	71,532	2,090,887
DWS Global Opportunities Fund "Institutional"	1,777	64,254
DWS Global Thematic Fund "Institutional"	40,375	943,558
DWS Gold & Precious Metals Fund "Institutional"	19,320	343,515
DWS Growth & Income Fund "Institutional"	125,077	2,012,491
DWS Health Care Fund "Institutional"	33,178	848,370
DWS International Fund "Institutional"	22,501	1,267,494
DWS International Select Equity Fund "Institutional"	118,775	1,008,403
DWS International Value Opportunities Fund "Institutional"	52,692	562,224
DWS Japan Equity Fund "S"	27,305	272,776
DWS Large Cap Value Fund "Institutional"	207,119	3,931,113
DWS Large Company Growth Fund "Institutional"	60,557	1,759,174
DWS Micro Cap Fund "Institutional"	3,308	49,716
DWS Mid Cap Growth Fund "Institutional"	5,459	78,449
DWS RREEF Global Real Estate Securities Fund "Institutional"	56,613	490,270
DWS RREEF Real Estate Securities Fund "Institutional"	11,824	224,411
DWS Small Cap Core Fund "S"	96,255	1,669,066
DWS Small Cap Growth Fund "Institutional"	17,695	360,088
DWS Technology Fund "Institutional"	104,747	1,234,966
Total Equity Funds (Cost $41,233,256)		35,822,085

Equity — Exchange Traded Funds 0.8%
iShares MSCI Canada Index Fund	8,451	257,248
iShares MSCI EAFE Small Cap Index Fund	934	36,986
iShares MSCI United Kingdom Index Fund	975	18,779
Total Exchange Traded Funds (Cost $332,490)		313,013

Fixed Income — Bond Funds 8.3%
DWS Core Fixed Income Fund "Institutional"	216,173	2,153,086
DWS Emerging Markets Fixed Income Fund "Institutional"	8,249	96,764
DWS Floating Rate Plus Fund "Institutional"	8,661	77,858
DWS Global Bond Fund "S"	32,555	328,151
DWS High Income Fund "Institutional"	55,221	258,986
DWS Inflation Protected Plus Fund "Institutional"	35,865	378,015
DWS US Bond Index Fund "Institutional"	996	10,107
Total Fixed Income — Bond Funds (Cost $3,446,943)		3,302,967

Fixed Income — Money Market Funds 0.8%
Cash Management QP Trust	280,732	280,732
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	7,898	7,898
DWS Money Market Series "Institutional"	6,768	6,768
Total Fixed Income — Money Market Funds (Cost $295,398)		295,398
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $45,308,087)+	100.3	39,733,463
Other Assets and Liabilities, Net	(0.3)	(122,902)
Net Assets	100.0	39,610,561
+ The cost for federal income tax purposes was $45,415,400. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $5,681,937. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $110,527 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,792,464.

During the year ended August 31, 2008, purchases and sales of mutual funds (excluding Cash Management QP Trust and other money market funds) aggregated $21,218,780 and $12,095,000, respectively.

MSCI: Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2040 Fund

	Shares	Value ($)

Equity — Equity Funds 79.0%
DWS Blue Chip Fund "Institutional"	468	7,840
DWS Capital Growth Fund "Institutional"	4,248	228,092
DWS Commodity Securities Fund "Institutional"	138	2,150
DWS Communications Fund "Institutional"	2,034	34,699
DWS Disciplined Long/Short Value Fund "Institutional"	6,153	54,026
DWS Dreman Concentrated Value Fund "Institutional"	3,376	29,268
DWS Dreman High Return Equity Fund "Institutional"	1,496	54,329
DWS Dreman Mid Cap Value Fund "Institutional"	12,798	131,182
DWS Dreman Small Cap Value Fund "Institutional"	7,450	253,142
DWS Emerging Markets Equity Fund "Institutional"	971	18,100
DWS Equity 500 Index Fund "Institutional"	4,597	669,871
DWS Equity Partners Fund "Institutional"	8,855	137,791
DWS Europe Equity Fund "Institutional"	4,526	132,293
DWS Global Opportunities Fund "Institutional"	840	30,368
DWS Global Thematic Fund "Institutional"	2,952	68,988
DWS Gold & Precious Metals Fund "Institutional"	1,081	19,211
DWS Growth & Income Fund "Institutional"	14,841	238,790
DWS Health Care Fund "Institutional"	3,633	92,895
DWS International Fund "Institutional"	1,922	108,292
DWS International Select Equity Fund "Institutional"	7,841	66,570
DWS International Value Opportunities Fund "Institutional"	5,109	54,511
DWS Japan Equity Fund "S"	5,079	50,740
DWS Large Cap Value Fund "Institutional"	12,630	239,722
DWS Large Company Growth Fund "Institutional"	2,722	79,061
DWS Micro Cap Fund "Institutional"	265	3,983
DWS Mid Cap Growth Fund "Institutional"	126	1,804
DWS RREEF Global Real Estate Securities Fund "Institutional"	7,003	60,642
DWS RREEF Real Estate Securities Fund "Institutional"	2,066	39,220
DWS Small Cap Core Fund "S"	7,101	123,134
DWS Small Cap Growth Fund "Institutional"	5,071	103,204
DWS Technology Fund "Institutional"	15,719	185,329
Total Equity Funds (Cost $3,612,385)		3,319,247

Equity — Exchange Traded Funds 12.6%
Consumer Staples Select Sector SPDR Fund	2,566	72,207
Energy Select Sector SPDR Fund	1,027	76,665
Financial Select Sector SPDR Fund	2,419	51,815
Industrial Select Sector SPDR Fund	2,966	104,936
iShares MSCI Canada Index Fund	2,786	84,806
iShares MSCI EAFE Small Cap Index Fund	2,058	81,497
iShares MSCI United Kingdom Index Fund	2,969	57,183
Total Exchange Traded Funds (Cost $524,892)		529,109

Fixed Income — Bond Funds 4.0%
DWS Core Fixed Income Fund "Institutional"	10,359	103,179
DWS Emerging Markets Fixed Income Fund "Institutional"	866	10,160
DWS Floating Rate Plus Fund "Institutional"	1,015	9,121
DWS GNMA Fund "S"	275	4,042
DWS Short Duration Plus Fund "Institutional"	834	7,984
DWS US Bond Index Fund "Institutional"	3,127	31,743
Total Fixed Income — Bond Funds (Cost $172,010)		166,229

Fixed Income — Money Market Fund 2.9%
Cash Management QP Trust (Cost $123,247)	123,247	123,247
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,432,534)+	98.5	4,137,832
Other Assets and Liabilities, Net	1.5	60,962
Net Assets	100.0	4,198,794
+ The cost for federal income tax purposes was $4,445,973. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $308,141. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,976 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $335,117.

During the period ended August 31, 2008, purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $4,785,267 and $417,650, respectively.

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depository Receipt

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of August 31, 2008
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in Underlying Affiliated Funds, at value (cost $130,865,890, $261,707,499 and $281,844,237)	$ 122,854,780	$ 242,451,092	$ 263,102,108
Investments in Non-Affiliated Funds, at value (cost $807,647, $1,370,983 and $2,322,771)	761,058	1,295,057	2,197,056
Total investments, at value (cost $131,673,537, $263,078,482 and $284,167,008)	123,615,838	243,746,149	265,299,164
Dividends receivable	28,827	42,317	33,969
Interest receivable	5,575	9,006	13,346
Receivable for Fund shares sold	63,066	158,450	189,727
Due from Advisor	127	—	—
Other assets	24,083	22,655	25,268
Total assets	123,737,516	243,978,577	265,561,474
Liabilities
Payable for Fund shares redeemed	64,719	1,201,752	390,903
Other accrued expenses and liabilities	166,554	236,141	289,572
Total liabilities	231,273	1,437,893	680,475
Net assets, at value	$ 123,506,243	$ 242,540,684	$ 264,880,999
Net Assets Consist of
Undistributed net investment income	817,201	1,087,801	4,581,908
Net unrealized appreciation (depreciation) on investments	(8,057,699)	(19,332,333)	(18,867,844)
Accumulated net realized gain (loss)	(928,514)	(9,795,721)	297,588
Paid-in capital	131,675,255	270,580,937	278,869,347
Net assets, at value	$ 123,506,243	$ 242,540,684	$ 264,880,999

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2008 (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments: Investments in Underlying Affiliated Funds, at value (cost $44,975,597 and $3,907,642)	$ 39,420,450	$ 3,608,723
Investments in Non-Affiliated Funds, at value (cost $332,490 and $524,892)	313,013	529,109
Total investments, at value (cost $45,308,087 and $4,432,534)	39,733,463	4,137,832
Dividends receivable	1,362	79
Interest receivable	792	171
Receivable for Fund shares sold	46,149	89,902
Deferred offering cost	—	9,687
Due from Advisor	23,225	22,127
Other assets	45,576	8,162
Total assets	39,850,567	4,267,960
Liabilities
Payable for Fund shares redeemed	145,429	124
Other accrued expenses and liabilities	94,577	69,042
Total liabilities	240,006	69,166
Net assets, at value	$ 39,610,561	$ 4,198,794
Net Assets Consist of
Undistributed net investment income	128,582	9,749
Net unrealized appreciation (depreciation) on investments	(5,574,624)	(294,702)
Accumulated net realized gain (loss)	1,716,957	44,740
Paid-in capital	43,339,646	4,439,007
Net assets, at value	$ 39,610,561	$ 4,198,794

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2008 (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$ 34,263,326	$ 97,067,637	$ 84,568,646
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,981,080	8,730,215	6,189,480
Net Asset Value and redemption price per share	$ 11.49	$ 11.12	$ 13.66
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 12.19	$ 11.80	$ 14.49
Class B Net assets applicable to shares outstanding	$ 5,576,732	$ 17,154,004	$ 21,573,047
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	485,328	1,544,606	1,594,136
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 11.49	$ 11.11	$ 13.53
Class C Net assets applicable to shares outstanding	$ 12,754,317	$ 28,296,519	$ 30,090,503
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,110,422	2,548,351	2,223,104
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 11.49	$ 11.10	$ 13.54
Class S Net assets applicable to shares outstanding	$ 70,911,868	$ 100,022,524	$ 128,648,803
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	6,169,729	9,006,294	9,397,141
Net Asset Value, offering and redemption price per share	$ 11.49	$ 11.11	$ 13.69

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2008 (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$ 22,733,824	$ 1,835,011
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,216,603	209,281
Net Asset Value and redemption price per share	$ 10.26	$ 8.77
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 10.89	$ 9.31
Class B Net assets applicable to shares outstanding	$ 2,812,821	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	275,499	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.21	—
Class C Net assets applicable to shares outstanding	$ 7,697,692	$ 262,281
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	754,144	30,034
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.21	$ 8.73
Class S Net assets applicable to shares outstanding	$ 6,366,224	$ 2,101,502
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	619,849	239,192
Net Asset Value, offering and redemption price per share	$ 10.27	$ 8.79

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2008
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from Underlying Affiliated Funds	$ 5,294,180	$ 8,213,017	$ 7,311,115
Dividends	—	—	269
Total Income	5,294,180	8,213,017	7,311,384
Expenses: Administration fees	139,294	285,134	295,606
Distribution and service fees	301,526	812,669	827,961
Services to shareholders	263,595	605,358	709,853
Custodian fees	13,241	7,129	10,856
Professional fees	69,926	74,025	73,507
Trustees' fees and expenses	7,238	14,048	13,959
Reports to shareholders	48,752	65,490	97,334
Registration fees	52,975	56,091	57,884
Other	12,373	15,759	18,063
Total expenses before expense reductions	908,920	1,935,703	2,105,023
Expense reductions	(183,757)	(363,085)	(455,773)
Total expenses after expense reductions	725,163	1,572,618	1,649,250
Net investment income	4,569,017	6,640,399	5,662,134
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	(527,162)	42,366	3,187,680
Capital Gain Distributions from Underlying Affiliated Funds	4,663,093	16,259,398	20,616,861
	4,135,931	16,301,764	23,804,541
Change in net unrealized appreciation (depreciation) on investments	(15,018,239)	(43,329,482)	(54,396,305)
Net gain (loss)	(10,882,308)	(27,027,718)	(30,591,764)
Net increase (decrease) in net assets resulting from operations	$ (6,313,291)	$ (20,387,319)	$ (24,929,630)

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2008
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund*
Income distributions from Underlying Affiliated Funds	$ 697,244	$ 25,261
Dividends	880	90
Total Income	698,124	25,351
Expenses: Administration fees	41,077	1,882
Distribution and service fees	183,402	2,225
Services to shareholders	89,388	4,857
Custodian fees	7,950	5,718
Audit and tax fees	53,353	43,300
Legal	24,933	19,252
Trustees' fees and expenses	2,945	1,007
Reports to shareholders	35,601	9,441
Registration fees	42,342	2,836
Offering expenses	—	37,275
Other	6,260	5,390
Total expenses before expense reductions	487,251	133,183
Expense reductions	(212,758)	(126,177)
Total expenses after expense reductions	274,493	7,006
Net investment income	423,631	18,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	(487,453)	(58,330)
Capital Gain Distributions from Underlying Affiliated Funds	3,353,737	134,828
	2,866,284	76,498
Change in net unrealized appreciation (depreciation) on investments	(7,900,725)	(294,702)
Net gain (loss)	(5,034,441)	(218,204)
Net increase (decrease) in net assets resulting from operations	$ (4,610,810)	$ (199,859)
* For the period from November 15, 2007 (commencement of operations) to August 31, 2008.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2008	2007
Operations: Net investment income	$ 4,569,017	$ 4,490,029
Net realized gain (loss)	4,135,931	5,733,076
Change in net unrealized appreciation (depreciation)	(15,018,239)	717,961
Net increase (decrease) in net assets resulting from operations	(6,313,291)	10,941,066
Distributions to shareholders from: Net investment income: Class A	(1,394,779)	(2,072,009)
Class B	(199,640)	(314,048)
Class C	(410,417)	(483,880)
Class S	(3,034,657)	(4,082,856)
Total distributions	(5,039,493)	(6,952,793)
Fund share transactions: Proceeds from shares sold	33,561,976	39,111,769
Reinvestment of distributions	4,561,129	6,253,241
Cost of shares redeemed	(53,751,990)	(38,236,621)
Redemption fees	1,288	5,017
Net increase (decrease) in net assets from Fund share transactions	(15,627,597)	7,133,406
Increase (decrease) in net assets	(26,980,381)	11,121,679
Net assets at beginning of period	150,486,624	139,364,945
Net assets at end of period (including undistributed net investment income of $817,201 and $0, respectively)	$ 123,506,243	$ 150,486,624

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2008	2007
Operations: Net investment income	$ 6,640,399	$ 7,201,614
Net realized gain (loss)	16,301,764	15,502,854
Change in net unrealized appreciation (depreciation)	(43,329,482)	6,190,605
Net increase (decrease) in net assets resulting from operations	(20,387,319)	28,895,073
Distributions to shareholders from: Net investment income: Class A	(4,009,672)	(6,154,370)
Class B	(597,346)	(1,066,025)
Class C	(982,599)	(1,603,405)
Class S	(4,384,519)	(7,731,503)
Total distributions	(9,974,136)	(16,555,303)
Fund share transactions: Proceeds from shares sold	56,174,934	85,597,676
Reinvestment of distributions	9,542,383	15,918,372
Cost of shares redeemed	(119,145,790)	(90,606,252)
Redemption fees	737	2,719
Net increase (decrease) in net assets from Fund share transactions	(53,427,736)	10,912,515
Increase (decrease) in net assets	(83,789,191)	23,252,285
Net assets at beginning of period	326,329,875	303,077,590
Net assets at end of period (including undistributed net investment income of $1,087,801 and $0, respectively)	$ 242,540,684	$ 326,329,875

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2008	2007
Operations: Net investment income	$ 5,662,134	$ 5,395,285
Net realized gain (loss)	23,804,541	20,837,863
Change in net unrealized appreciation (depreciation)	(54,396,305)	7,643,665
Net increase (decrease) in net assets resulting from operations	(24,929,630)	33,876,813
Distributions to shareholders from: Net investment income: Class A	(3,325,234)	(2,647,214)
Class B	(768,334)	(597,525)
Class C	(1,103,737)	(787,921)
Class S	(5,849,080)	(4,805,990)
Total distributions	(11,046,385)	(8,838,650)
Fund share transactions: Proceeds from shares sold	56,286,523	63,581,791
Reinvestment of distributions	10,562,999	8,470,836
Cost of shares redeemed	(86,638,708)	(81,104,318)
Redemption fees	349	13,575
Net increase (decrease) in net assets from Fund share transactions	(19,788,837)	(9,038,116)
Increase (decrease) in net assets	(55,764,852)	16,000,047
Net assets at beginning of period	320,645,851	304,645,804
Net assets at end of period (including undistributed net investment income of $4,581,908 and $4,082,609, respectively)	$ 264,880,999	$ 320,645,851

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2008	2007
Operations: Net investment income	$ 423,631	$ 213,435
Net realized gain (loss)	2,866,284	1,947,084
Change in net unrealized appreciation (depreciation)	(7,900,725)	1,346,124
Net increase (decrease) in net assets resulting from operations	(4,610,810)	3,506,643
Distributions to shareholders from: Net investment income: Class A	(698,906)	(363,002)
Class B	(88,281)	(50,646)
Class C	(252,188)	(132,628)
Class S	(193,365)	(82,077)
Net realized gains: Class A	(840,287)	(542,003)
Class B	(142,055)	(112,749)
Class C	(405,530)	(295,564)
Class S	(214,234)	(110,405)
Total distributions	(2,834,846)	(1,689,074)
Fund share transactions: Proceeds from shares sold	18,465,111	20,632,105
Reinvestment of distributions	2,681,360	1,611,367
Cost of shares redeemed	(13,858,420)	(11,004,138)
Redemption fees	90	169
Net increase (decrease) in net assets from Fund share transactions	7,288,141	11,239,503
Increase (decrease) in net assets	(157,515)	13,057,072
Net assets at beginning of period	39,768,076	26,711,004
Net assets at end of period (including undistributed net investment income of $128,582 and $2,693, respectively)	$ 39,610,561	$ 39,768,076

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Period Ended August 31, 2008*
Operations: Net investment income	$ 18,345
Net realized gain (loss)	76,498
Change in net unrealized appreciation (depreciation)	(294,702)
Net increase (decrease) in net assets resulting from operations	(199,859)
Distributions to shareholders from: Net investment income: Class A	(5,583)
Class C	(2,130)
Class S	(34,879)
Total distributions	(42,592)
Fund share transactions: Proceeds from shares sold	4,584,175
Reinvestment of distributions	42,592
Cost of shares redeemed	(385,522)
Net increase (decrease) in net assets from Fund share transactions	4,241,245
Increase (decrease) in net assets	3,998,794
Net assets at beginning of period (initial capital)	200,000
Net assets at end of period (undistributed net investment income of $9,749)	$ 4,198,794
* For the period from November 15, 2007 (commencement of operations) to August 31, 2008.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS LifeCompass Retirement Fund — Class A
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 12.51	$ 12.16	$ 11.83	$ 11.17	$ 10.69
Income (loss) from investment operations: Net investment income[a]	.40	.38	.33	.28	.29
Net realized and unrealized gain (loss)	(.98)	.57	.33	.72	.52
Total from investment operations	(.58)	.95	.66	1.00	.81
Less distributions from: Net investment income	(.44)	(.60)	(.33)	(.34)	(.33)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$ 11.49	$ 12.51	$ 12.16	$ 11.83	$ 11.17
Total Return (%)[b,c,d]	(4.76)	7.90	5.66	9.04	7.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	47	41	36	17
Ratio of expenses before expense reductions (%)	.69[f]	.63[f]	.88[f]	.77[f]	.57[e]
Ratio of expenses after expense reductions (%)	.56[f]	.62[f]	.61[f]	.55[f]	.39[e]
Ratio of net investment income (%)	3.24	3.04	2.74	2.42	2.58
Portfolio turnover rate (%)	48	21	69	55	56
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class B
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 12.52	$ 12.16	$ 11.83	$ 11.17	$ 10.70
Income (loss) from investment operations: Net investment income[a]	.30	.29	.24	.20	.20
Net realized and unrealized gain (loss)	(.97)	.57	.33	.71	.51
Total from investment operations	(.67)	.86	.57	.91	.71
Less distributions from: Net investment income	(.36)	(.50)	(.24)	(.25)	(.24)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$ 11.49	$ 12.52	$ 12.16	$ 11.83	$ 11.17
Total Return (%)[b,c,d]	(5.46)	7.16	4.87	8.24	6.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	8	8	8	6
Ratio of expenses before expense reductions (%)	1.42[f]	1.34[f]	1.65[f]	1.60[f]	1.26[e]
Ratio of expenses after expense reductions (%)	1.31[f]	1.34[f]	1.36[f]	1.30[f]	1.14[e]
Ratio of net investment income (%)	2.49	2.32	1.99	1.67	1.83
Portfolio turnover rate (%)	48	21	69	55	56
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class C
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 12.52	$ 12.16	$ 11.82	$ 11.16	$ 10.69
Income (loss) from investment operations: Net investment income[a]	.31	.30	.24	.19	.20
Net realized and unrealized gain (loss)	(.98)	.56	.34	.72	.51
Total from investment operations	(.67)	.86	.58	.91	.71
Less distributions from: Net investment income	(.36)	(.50)	(.24)	(.25)	(.24)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$ 11.49	$ 12.52	$ 12.16	$ 11.82	$ 11.16
Total Return (%)[b,c,d]	(5.43)	7.26	4.87	8.27	6.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	14	12	9	4
Ratio of expenses before expense reductions (%)	1.38[f]	1.34[f]	1.45[f]	1.39[f]	1.21[e]
Ratio of expenses after expense reductions (%)	1.29[f]	1.29[f]	1.36[f]	1.30[f]	1.14[e]
Ratio of net investment income (%)	2.51	2.37	1.99	1.67	1.82
Portfolio turnover rate (%)	48	21	69	55	56
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class S
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 12.51	$ 12.16	$ 11.83	$ 11.17	$ 10.69
Income (loss) from investment operations: Net investment income[a]	.43	.41	.36	.32	.32
Net realized and unrealized gain (loss)	(.98)	.57	.33	.71	.51
Total from investment operations	(.55)	.98	.69	1.03	.83
Less distributions from: Net investment income	(.47)	(.63)	(.36)	(.37)	(.35)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$ 11.49	$ 12.51	$ 12.16	$ 11.83	$ 11.17
Total Return (%)[b,c]	(4.52)	8.18	5.93	9.33	7.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	71	81	80	36	43
Ratio of expenses before expense reductions (%)	.44[e]	.48[e]	.65[e]	.57[e]	.23[d]
Ratio of expenses after expense reductions (%)	.30[e]	.37[e]	.35[e]	.30[e]	.13[d]
Ratio of net investment income (%)	3.50	3.29	3.00	2.67	2.84
Portfolio turnover rate (%)	48	21	69	55	56
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[d] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class A
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 12.47	$ 11.98	$ 11.55	$ 10.63	$ 9.91
Income (loss) from investment operations: Net investment income[a]	.29	.29	.25	.21	.22
Net realized and unrealized gain (loss)	(1.20)	.86	.50	.95	.70
Total from investment operations	(.91)	1.15	.75	1.16	.92
Less distributions from: Net investment income	(.44)	(.66)	(.32)	(.24)	(.20)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$ 11.12	$ 12.47	$ 11.98	$ 11.55	$ 10.63
Total Return (%)[b,c,d]	(7.39)	9.78	6.59	10.95	9.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	97	131	104	113.56
Ratio of expenses before expense reductions (%)	.64[f]	.61[f]	.80[f]	.77[f]	.54[e]
Ratio of expenses after expense reductions (%)	.51[f]	.57[f]	.61[f]	.55[f]	.38[e]
Ratio of net investment income (%)	2.37	2.28	2.14	1.84	2.12
Portfolio turnover rate (%)	29	21	52	35	37
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class B
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 12.47	$ 11.98	$ 11.54	$ 10.63	$ 9.91
Income (loss) from investment operations: Net investment income[a]	.19	.19	.16	.12	.14
Net realized and unrealized gain (loss)	(1.19)	.86	.51	.95	.70
Total from investment operations	(1.00)	1.05	.67	1.07	.84
Less distributions from: Net investment income	(.36)	(.56)	(.23)	(.16)	(.12)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$ 11.11	$ 12.47	$ 11.98	$ 11.54	$ 10.63
Total Return (%)[b,c,d]	(8.06)	8.94	5.78	10.17	8.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	24	24	23	13
Ratio of expenses before expense reductions (%)	1.39[f]	1.37[f]	1.42[f]	1.35[f]	1.21[e]
Ratio of expenses after expense reductions (%)	1.26[f]	1.34[f]	1.37[f]	1.30[f]	1.12[e]
Ratio of net investment income (%)	1.62	1.51	1.38	1.09	1.37
Portfolio turnover rate (%)	29	21	52	35	37
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class C
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 12.47	$ 11.97	$ 11.54	$ 10.62	$ 9.90
Income (loss) from investment operations: Net investment income[a]	.20	.20	.16	.13	.14
Net realized and unrealized gain (loss)	(1.20)	.86	.50	.95	.70
Total from investment operations	(1.00)	1.06	.66	1.08	.84
Less distributions from: Net investment income	(.37)	(.56)	(.23)	(.16)	(.12)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$ 11.10	$ 12.47	$ 11.97	$ 11.54	$ 10.62
Total Return (%)[b,d]	(8.12)[c]	8.96[c]	5.82[c]	10.28	8.50[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	37	34	27	9
Ratio of expenses before expense reductions (%)	1.33[f]	1.31[f]	1.35[f]	1.26[f]	1.18[e]
Ratio of expenses after expense reductions (%)	1.25[f]	1.30[f]	1.34[f]	1.26[f]	1.13[e]
Ratio of net investment income (%)	1.63	1.55	1.41	1.13	1.36
Portfolio turnover rate (%)	29	21	52	35	37
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class S
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 12.45	$ 11.96	$ 11.54	$ 10.62	$ 9.90
Income (loss) from investment operations: Net investment income[a]	.32	.32	.28	.24	.25
Net realized and unrealized gain (loss)	(1.19)	.86	.49	.95	.70
Total from investment operations	(.87)	1.18	.77	1.19	.95
Less distributions from: Net investment income	(.47)	(.69)	(.35)	(.27)	(.23)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$ 11.11	$ 12.45	$ 11.96	$ 11.54	$ 10.62
Total Return (%)[b,c]	(7.10)	9.97	6.78	11.23	9.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	100	135	142	126	124
Ratio of expenses before expense reductions (%)	.41[e]	.40[e]	.54[e]	.36[e]	.23[d]
Ratio of expenses after expense reductions (%)	.26[e]	.35[e]	.36[e]	.30[e]	.12[d]
Ratio of net investment income (%)	2.62	2.50	2.39	2.09	2.37
Portfolio turnover rate (%)	29	21	52	35	37
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[d] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class A
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 15.47	$ 14.29	$ 13.49	$ 12.14	$ 11.08
Income (loss) from investment operations: Net investment income[a]	.29	.26	.23	.19	.17
Net realized and unrealized gain (loss)	(1.55)	1.35	.84	1.35	1.07
Total from investment operations	(1.26)	1.61	1.07	1.54	1.24
Less distributions from: Net investment income	(.55)	(.43)	(.27)	(.19)	(.18)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$13.66	$ 15.47	$ 14.29	$ 13.49	$ 12.14
Total Return (%)[b,c,d]	(8.48)	11.33	8.06	12.76	11.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	85	100	86	74	39
Ratio of expenses before expense reductions (%)	.66[f]	.67[f]	.76[f]	.74[f]	.46[e]
Ratio of expenses after expense reductions (%)	.52[f]	.62[f]	.61[f]	.55[f]	.39[e]
Ratio of net investment income (%)	1.96	1.70	1.59	1.46	1.40
Portfolio turnover rate (%)	31	22	59	31	43
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class B
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 15.32	$ 14.15	$ 13.35	$ 12.02	$ 10.97
Income (loss) from investment operations: Net investment income[a]	.18	.15	.12	.09	.08
Net realized and unrealized gain (loss)	(1.54)	1.33	.85	1.33	1.06
Total from investment operations	(1.36)	1.48	.97	1.42	1.14
Less distributions from: Net investment income	(.43)	(.31)	(.17)	(.09)	(.09)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$ 13.53	$ 15.32	$ 14.15	$ 13.35	$ 12.02
Total Return (%)[b,c,d]	(9.15)	10.49	7.31	11.86	10.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	28	29	26	14
Ratio of expenses before expense reductions (%)	1.42[f]	1.40[f]	1.46[f]	1.46[f]	1.23[e]
Ratio of expenses after expense reductions (%)	1.28[f]	1.35[f]	1.36[f]	1.30[f]	1.13[e]
Ratio of net investment income (%)	1.20	.97	.84	.71	.66
Portfolio turnover rate (%)	31	22	59	31	43
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class C
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 15.32	$ 14.15	$ 13.35	$ 12.02	$ 10.97
Income (loss) from investment operations: Net investment income[a]	.18	.15	.12	.09	.08
Net realized and unrealized gain (loss)	(1.52)	1.33	.85	1.33	1.05
Total from investment operations	(1.34)	1.48	.97	1.42	1.13
Less distributions from: Net investment income	(.44)	(.31)	(.17)	(.09)	(.08)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$ 13.54	$ 15.32	$ 14.15	$ 13.35	$ 12.02
Total Return (%)[b,c,d]	(9.05)	10.49	7.30	11.86	10.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	40	36	28	9
Ratio of expenses before expense reductions (%)	1.38[f]	1.37[f]	1.41[f]	1.39[f]	1.21[e]
Ratio of expenses after expense reductions (%)	1.27[f]	1.32[f]	1.36[f]	1.30[f]	1.15[e]
Ratio of net investment income (%)	1.21	1.00	.84	.71	.65
Portfolio turnover rate (%)	31	22	59	31	43
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class S
Years Ended August 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 15.50	$ 14.32	$ 13.52	$ 12.17	$ 11.10
Income (loss) from investment operations: Net investment income[a]	.32	.29	.26	.22	.20
Net realized and unrealized gain (loss)	(1.54)	1.36	.85	1.36	1.08
Total from investment operations	(1.22)	1.65	1.11	1.58	1.28
Less distributions from: Net investment income	(.59)	(.47)	(.31)	(.23)	(.21)
Redemption fees	.00*	.00*	.00*	.00*	—
Net asset value, end of period	$ 13.69	$ 15.50	$ 14.32	$ 13.52	$ 12.17
Total Return (%)[b,c]	(8.22)	11.60	8.33	13.02	11.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	129	153	154	92	84
Ratio of expenses before expense reductions (%)	.45[e]	.48[e]	.53[e]	.48[e]	.25[d]
Ratio of expenses after expense reductions (%)	.28[e]	.37[e]	.36[e]	.30[e]	.12[d]
Ratio of net investment income (%)	2.20	1.95	1.84	1.71	1.67
Portfolio turnover rate (%)	31	22	59	31	43
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[d] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying Funds in which the Fund is invested.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class A
Years Ended August 31,	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.27	$ 11.50	$ 10.82	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.14	.10	.08	.04
Net realized and unrealized gain (loss)	(1.32)	1.39	.93	.88
Total from investment operations	(1.18)	1.49	1.01	.92
Less distributions from: Net investment income	(.38)	(.29)	(.23)	(.10)
Net realized gains	(.45)	(.43)	(.10)	—
Total distributions	(.83)	(.72)	(.33)	(.10)
Redemption fees	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.26	$ 12.27	$ 11.50	$ 10.82
Total Return (%)[c,d,e]	(10.40)	13.17	9.52	9.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23	21	14	7
Ratio of expenses before expense reductions (%)[f]	.99	1.00	1.60	3.41*
Ratio of expenses after expense reductions (%)[f]	.47	.55	.58	.55*
Ratio of net investment income (%)	1.27	.88	.77	.46*
Portfolio turnover rate (%)	30	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class A shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class B
Years Ended August 31,	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.21	$ 11.45	$ 10.78	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.06	.01	.00***	(.02)
Net realized and unrealized gain (loss)	(1.33)	1.37	.92	.89
Total from investment operations	(1.27)	1.38	.92	.87
Less distributions from: Net investment income	(.28)	(.19)	(.15)	(.09)
Net realized gains	(.45)	(.43)	(.10)	—
Total distributions	(.73)	(.62)	(.25)	(.09)
Redemption fees	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.21	$ 12.21	$ 11.45	$ 10.78
Total Return (%)[c,d,e]	(11.09)	12.26	8.61	8.70**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	3	2
Ratio of expenses before expense reductions (%)[f]	1.80	1.81	2.38	4.22*
Ratio of expenses after expense reductions (%)[f]	1.22	1.30	1.33	1.30*
Ratio of net investment income (%)	.51	.13	.02	(.29)*
Portfolio turnover rate (%)	30	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class B shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class C
Years Ended August 31,	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.21	$ 11.44	$ 10.77	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.06	.01	.00***	(.02)
Net realized and unrealized gain (loss)	(1.33)	1.38	.92	.88
Total from investment operations	(1.27)	1.39	.92	.86
Less distributions from: Net investment income	(.28)	(.19)	(.15)	(.09)
Net realized gains	(.45)	(.43)	(.10)	—
Total distributions	(.73)	(.62)	(.25)	(.09)
Redemption fees	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.21	$ 12.21	$ 11.44	$ 10.77
Total Return (%)[c,d,e]	(11.09)	12.35	8.62	8.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	11	7	4
Ratio of expenses before expense reductions (%)[f]	1.74	1.74	2.33	4.12*
Ratio of expenses after expense reductions (%)[f]	1.23	1.30	1.33	1.30*
Ratio of net investment income (%)	.51	.13	.02	(.29)*
Portfolio turnover rate (%)	30	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class C shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class S
Years Ended August 31,	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.29	$ 11.51	$ 10.84	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.17	.13	.11	.06
Net realized and unrealized gain (loss)	(1.33)	1.40	.92	.89
Total from investment operations	(1.16)	1.53	1.03	.95
Less distributions from: Net investment income	(.41)	(.32)	(.26)	(.11)
Net realized gains	(.45)	(.43)	(.10)	—
Total distributions	(.86)	(.75)	(.36)	(.11)
Redemption fees	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.27	$ 12.29	$ 11.51	$ 10.84
Total Return (%)[c,d]	(10.23)	13.54	9.69	9.49**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	4	3	2
Ratio of expenses before expense reductions (%)[e]	.77	.78	1.37	3.22*
Ratio of expenses after expense reductions (%)[e]	.21	.30	.33	.30*
Ratio of net investment income (%)	1.52	1.13	1.02	.71*
Portfolio turnover rate (%)	30	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class S shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS LifeCompass 2040 Fund — Class A
Year Ended August 31,	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.06
Net realized and unrealized gain (loss)	(.96)
Total from investment operations	(.90)
Less distributions from: Net investment income	(.33)
Net asset value, end of period	$ 8.77
Total Return (%)[c,d,e]	(9.24)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2
Ratio of expenses before expense reductions (%)[f]	7.14*
Ratio of expenses after expense reductions (%)[f]	.49*
Ratio of net investment income (%)	.86*
Portfolio turnover rate (%)	17**
[a] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class C
Year Ended August 31,	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.01
Net realized and unrealized gain (loss)	(.96)
Total from investment operations	(.95)
Less distributions from: Net investment income	(.32)
Net asset value, end of period	$ 8.73
Total Return (%)[c,d,e]	(9.54)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3
Ratio of expenses before expense reductions (%)[f]	7.87*
Ratio of expenses after expense reductions (%)[f]	1.24*
Ratio of net investment income (%)	.11*
Portfolio turnover rate (%)	17**
[a] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class S
Year Ended August 31,	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.08
Net realized and unrealized gain (loss)	(.96)
Total from investment operations	(.88)
Less distributions from: Net investment income	(.33)
Net asset value, end of period	$ 8.79
Total Return (%)[c,d]	(9.11)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2
Ratio of expenses before expense reductions (%)[e]	6.98*
Ratio of expenses after expense reductions (%)[e]	.24*
Ratio of net investment income (%)	1.11*
Portfolio turnover rate (%)	17**
[a] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

DWS LifeCompass Retirement Fund (formerly DWS Conservative Allocation Fund), DWS LifeCompass 2015 Fund (formerly DWS Moderate Allocation Fund), DWS LifeCompass 2020 Fund (formerly DWS Growth Allocation Fund), DWS LifeCompass 2030 Fund (formerly DWS Growth Plus Allocation Fund) and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (formerly DWS Allocation Series) (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest mainly in other existing DWS funds (the "Underlying DWS Funds") and non-affiliated investment management companies (e.g., Exchange Traded Funds). Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Fund's financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange on which the ETFs are traded most extensively. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

New Accounting Pronouncements. In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of August 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the levels of inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

At August 31, 2008, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $38,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first. During the year ended August 31, 2008 the Fund utilized $3,229,000 of prior year capital loss carryforward.

At August 31, 2008, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $7,136,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first. During the year ended August 31, 2008 the Fund utilized $12,792,000 of prior year capital loss carryforward.

During the year ended August 31, 2008, DWS LifeCompass 2020 Fund utilized $16,829,000 of prior year capital loss carryforward.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2008 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income from DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

At August 31, 2008, DWS LifeCompass Retirement Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 817,201
Capital loss carryforwards	$ (38,000)
Net unrealized appreciation (depreciation) on investments	$ (8,948,168)

In addition, during the years ended August 31, 2008 and August 31, 2007, the tax character of distributions paid to shareholders by DWS LifeCompass Retirement Fund is summarized as follows:

	Years Ended August 31,
	2008	2007
Distributions from ordinary income*	$ 5,039,493	$ 6,952,793
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2008, DWS LifeCompass 2015 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 1,087,801
Capital loss carryforwards	$ (7,136,000)
Net unrealized appreciation (depreciation) on investments	$ (21,992,278)

In addition, during the years ended August 31, 2008 and August 31, 2007, the tax character of distributions paid to shareholders by DWS LifeCompass 2015 Fund is summarized as follows:

	Years Ended August 31,
	2008	2007
Distributions from ordinary income*	$ 9,974,136	$ 16,555,303
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2008, DWS LifeCompass 2020 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 4,581,908
Undistributed long-term capital gains	$ 1,485,163
Net unrealized appreciation (depreciation) on investments	$ (20,055,419)

In addition, during the years ended August 31, 2008 and August 31, 2007, the tax character of distributions paid to shareholders by DWS LifeCompass 2020 Fund is summarized as follows:

	Years Ended August 31,
	2008	2007
Distributions from ordinary income*	$ 11,046,385	$ 8,838,650
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2008, DWS LifeCompass 2030 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 128,582
Undistributed net long-term capital gains	$ 1,824,270
Net unrealized appreciation (depreciation) on investments	$ (5,681,937)

In addition, during the years ended August 31, 2008 and August 31, 2007 the tax character of distributions paid to shareholders by DWS LifeCompass 2030 Fund is summarized as follows:

	Years Ended August 31,
	2008	2007
Distributions from ordinary income*	$ 1,242,316	$ 1,159,939
Distributions from long-term capital gains	$ 1,592,530	$ 529,135
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2008, DWS LifeCompass 2040 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 9,749
Undistributed net long-term capital gains	$ 58,179
Net unrealized appreciation (depreciation) on investments	$ (308,141)

In addition, during the period ended August 31, 2008 the tax character of distributions paid to shareholders by DWS LifeCompass 2040 Fund is summarized as follows:

Period Ended August 31,
2008
Distributions from ordinary income*	$42,592
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Offering Costs. Offering costs for DWS LifeCompass 2040 Fund were paid in connection with the offering of shares and are being amortized over one year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Redemption Fees. Prior to April 1, 2008, each Fund imposed a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee was assessed and retained by the Funds for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying DWS Funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying DWS Funds to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee for performing its services for the Funds. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's net assets. At August 31, 2008, DWS LifeCompass Retirement Fund held the following Underlying DWS Funds' outstanding shares: approximately 5% of DWS Disciplined Long/Short Value Fund, 28% of DWS Floating Rate Plus Fund and 5% of DWS International Value Opportunities Fund. At August 31, 2008, DWS LifeCompass 2015 Fund held the following Underlying DWS Funds' outstanding shares: approximately 13% of DWS Disciplined Long/Short Value Fund, 9% of DWS Floating Rate Plus Fund, 15% of DWS International Value Opportunities Fund and 5% of DWS Small Cap Core Fund. At August 31, 2008, DWS LifeCompass 2020 Fund held the following Underlying DWS Funds' outstanding shares: approximately 13% of DWS Disciplined Long/Short Value Fund, 5% of DWS Equity Partners Fund, 15% of DWS International Value Opportunities Fund, 9% of DWS Small Cap Core Fund and 7% of DWS Floating Rate Plus Fund. At August 31, 2008, DWS LifeCompass 2030 Fund held the following Underlying DWS Funds' outstanding shares: approximately 5% of DWS Disciplined Long/Short Value Fund. At August 31, 2008, DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Funds.

For the period from September 1, 2007, through November 14, 2007, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass Retirement Fund's, DWS LifeCompass 2015 Fund's, DWS LifeCompass 2020 Fund's and DWS LifeCompass 2030 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund	LifeCompass 2030 Fund
Class A	.67%	.65%	.65%	.55%
Class B	1.42%	1.40%	1.40%	1.30%
Class C	1.42%	1.40%	1.40%	1.30%
Class S	.39%	.37%	.40%	.30%

Effective November 15, 2007 through November 30, 2008, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass Retirement Fund's, DWS LifeCompass 2015 Fund's, DWS LifeCompass 2020 Fund's, DWS LifeCompass 2030 Fund's and DWS LifeCompass 2040 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.52%	.48%	.49%	.45%	.49%
Class B	1.27%	1.23%	1.24%	1.20%	—
Class C	1.27%	1.23%	1.24%	1.20%	1.24%
Class S	.27%	.23%	.24%	.20%	.24%

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and exchange traded funds in which it is invested.

In addition, for the year ended August 31, 2008 and for the period from November 15, 2007 (commencement of operations) to August 31, 2008, the Advisor reimbursed DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund $100,286 and $122,671, respectively, of other expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets computed and accrued daily and payable monthly. For the year ended August 31, 2008 and for the period from November 15, 2007 (commencement of operations) to August 31, 2008 for DWS LifeCompass 2040, DIMA received an Administration Fee for each Fund as follows:

Administration Fee	Total Aggregated	Waived	Unpaid at August 31, 2008
DWS LifeCompass Retirement Fund	$ 139,294	$ —	$ 10,509
DWS LifeCompass 2015 Fund	$ 285,134	$ —	$ 20,729
DWS LifeCompass 2020 Fund	$ 295,606	$ —	$ 22,510
DWS LifeCompass 2030 Fund	$ 41,077	$ 41,077	$ —
DWS LifeCompass 2040 Fund	$ 1,882	$ 1,882	$ —

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended August 31, 2008 and for the period from November 15, 2007 (commencement of operations) to August 31, 2008 for DWS LifeCompass 2040 Fund, the amounts charged to the Funds by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at August 31, 2008
DWS LifeCompass Retirement Fund
Class A	$ 76,678	$ 52,496	$ 7,168
Class B	9,453	7,817	1,314
Class C	11,308	11,308	—
Class S	134,740	109,528	7,543
	$ 232,179	$ 181,149	$ 16,025
DWS LifeCompass 2015 Fund
Class A	$ 227,521	$ 141,517	$ 20,122
Class B	32,523	25,845	1,765
Class C	36,313	24,468	2,714
Class S	244,518	166,445	26,408
	$ 540,875	$ 358,275	$ 51,009
DWS LifeCompass 2020 Fund
Class A	$ 191,499	$ 124,960	$ 13,570
Class B	40,993	37,330	1,699
Class C	47,755	40,080	2,007
Class S	347,286	249,172	35,119
	$ 627,533	$ 451,542	$ 52,395
DWS LifeCompass 2030 Fund
Class A	$ 38,633	$ 35,956	$ —
Class B	7,089	7,089	—
Class C	14,829	14,829	—
Class S	11,594	11,594	—
	$ 72,145	$ 69,468	$ —
DWS LifeCompass 2040 Fund
Class A	$ 1,060	$ 126	$ 420
Class C	242	13	99
Class S	3,386	1,468	1,417
	$ 4,688	$ 1,607	$ 1,936

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2008 and for the period from November 15, 2007 (commencement of operations) to August 31, 2008 for DWS LifeCompass 2040 Fund, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at August 31, 2008
DWS LifeCompass Retirement Fund
Class B	$ 52,624	$ 3,607
Class C	104,092	8,031
	$ 156,716	$ 11,638
DWS LifeCompass 2015 Fund
Class B	$ 155,675	$ 11,185
Class C	249,746	18,365
	$ 405,421	$ 29,550
DWS LifeCompass 2020 Fund
Class B	$ 190,767	$ 13,753
Class C	268,041	18,576
	$ 458,808	$ 32,329
DWS LifeCompass 2030 Fund
Class B	$ 26,006	$ 1,790
Class C	73,257	4,805
	$ 99,263	$ 6,595
DWS LifeCompass 2040 Fund
Class C	$ 981	$ 164

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2008, and for the period from November 15, 2007 (commencement of operations) to August 31, 2008 for DWS LifeCompass 2040 Fund, the Service Fees were as follows:

Service Fees	Total Aggregated	Waived	Unpaid at August 31, 2008	Annual Effective Rate
DWS LifeCompass Retirement Fund
Class A	$ 93,092	$ —	$ 7,296.23%
Class B	17,266	—	956.25%
Class C	34,452	692	3,407.24%
	$ 144,810	$ 692	$ 11,659
DWS LifeCompass 2015 Fund
Class A	$ 273,509	$ —	$ 17,422.24%
Class B	51,400	—	2,770.25%
Class C	82,339	—	5,058.25%
	$ 407,248	$ —	$ 25,250
DWS LifeCompass 2020 Fund
Class A	$ 217,505	$ —	$ 16,609.24%
Class B	63,008	—	4,700.25%
Class C	88,640	—	5,352.25%
	$ 369,153	$ —	$ 26,661
DWS LifeCompass 2030 Fund
Class A	$ 51,240	$ —	$ 5,512.24%
Class B	8,647	370	73.24%
Class C	24,252	1,022	632.24%
	$ 84,139	$ 1,392	$ 6,217
DWS LifeCompass 2040 Fund
Class A	$ 951	$ —	$ —	.20%
Class C	293	—	—	.22%
	$ 1,244	$ —	$ —

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2008 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and for the period from November 15, 2007 (commencement of operations) to August 31, 2008 for DWS LifeCompass 2040 Fund aggregated $5,868, $12,246, $17,457, $9,567 and $753, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2008, the CDSC for Class B and Class C shares aggregated $18,842, $64,040, $62,387 and $24,610, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2008 DIDI received $2,367 and $284 for Class A shares of DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund, respectively. There were no CDSC charged for DWS LifeCompass 2040 Fund for the period from November 15, 2007 (commencement of operations) to August 31, 2008.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended August 31, 2008 and for the period from November 15, 2007 (commencement of operations) to August 31, 2008 for DWS LifeCompass 2040 Fund, the amounts charged to the Funds by DIMA included the Statement of Operations under "reports to shareholders" were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at August 31, 2008
DWS LifeCompass Retirement Fund	$ 26,406	$ 18,235
DWS LifeCompass 2015 Fund	$ 22,587	$ 16,514
DWS LifeCompass 2020 Fund	$ 11,192	$ 9,712
DWS LifeCompass 2030 Fund	$ 12,732	$ 9,548
DWS LifeCompass 2040 Fund	$ 7,326	$ 3,826

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Funds Boards of Trustees, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Funds for the cost of this benefit. During the period ended August 31, 2008, each Fund paid its allocated portion, as follows, of the retirement benefit to the non-continuing Independent Board Members, and each Fund was reimbursed by DIMA for this payment.

Trustees' Fees and Expenses	Amount
DWS LifeCompass Retirement Fund	$ 729
DWS LifeCompass 2015 Fund	$ 1,464
DWS LifeCompass 2020 Fund	$ 1,508
DWS LifeCompass 2030 Fund	$ 202
DWS LifeCompass 2040 Fund	$ 9

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, each Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Funds, other than DWS LifeCompass 2040 Fund, may borrow up to a maximum of 33 percent of its net assets under the agreement. DWS LifeCompass 2040 Fund may borrow up to a maximum of 10 percent of its net assets under the agreement.

D. Fee Reductions

The Funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. During the year ended August 31, 2008 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, and for the period from November 15, 2007 (commencement of operations) to August 31, 2008 for DWS LifeCompass 2040 Fund, the custodian fees were reduced by $1,187, $3,346, $2,723, $333 and $8, respectively, for transfer agent credits earned.

E. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2008		Year Ended August 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,079,233	$ 13,320,784	1,494,182	$ 18,736,453
Class B	74,717	931,300	156,770	1,962,212
Class C	217,198	2,692,653	474,818	5,969,959
Class S	1,342,495	16,617,239	991,044	12,443,145
		$ 33,561,976		$ 39,111,769
Shares issued to shareholders in reinvestment of distributions
Class A	108,477	$ 1,303,852	156,187	$ 1,944,024
Class B	14,317	171,653	21,553	268,841
Class C	27,925	334,360	30,584	381,361
Class S	229,106	2,751,264	294,083	3,659,015
		$ 4,561,129		$ 6,253,241
Shares redeemed
Class A	(1,968,943)	$ (24,302,650)	(1,232,422)	$ (15,435,446)
Class B	(246,607)	(3,008,916)	(156,675)	(1,964,747)
Class C	(271,636)	(3,327,649)	(314,844)	(3,943,867)
Class S	(1,886,154)	(23,112,775)	(1,349,596)	(16,892,561)
		$ (53,751,990)		$ (38,236,621)
Redemption fees		$ 1,288		$ 5,017
Net increase (decrease)
Class A	(781,233)	$ (9,677,748)	417,947	$ 5,246,702
Class B	(157,573)	(1,905,928)	21,648	266,306
Class C	(26,513)	(299,649)	190,558	2,410,413
Class S	(314,553)	(3,744,272)	(64,469)	(790,015)
		$ (15,627,597)		$ 7,133,406

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2008		Year Ended August 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,793,268	$ 34,226,863	4,335,979	$ 54,378,590
Class B	107,873	1,309,895	287,185	3,600,474
Class C	266,210	3,224,780	565,197	7,043,723
Class S	1,448,331	17,413,396	1,643,791	20,574,889
		$ 56,174,934		$ 85,597,676
Shares issued to shareholders in reinvestment of distributions
Class A	332,227	$ 3,830,892	477,456	$ 5,927,348
Class B	47,693	546,007	78,378	974,497
Class C	72,031	824,794	109,006	1,355,099
Class S	376,277	4,340,690	618,370	7,661,428
		$ 9,542,383		$ 15,918,372
Shares redeemed
Class A	(4,891,135)	$ (59,575,850)	(3,037,130)	$ (38,071,583)
Class B	(496,366)	(5,942,322)	(444,075)	(5,551,461)
Class C	(744,239)	(8,933,093)	(526,345)	(6,583,476)
Class S	(3,666,216)	(44,694,525)	(3,244,684)	(40,399,732)
		$ (119,145,790)		$ (90,606,252)
Redemption fees		$ 737		$ 2,719
Net increase (decrease)
Class A	(1,765,640)	$ (21,517,624)	1,776,305	$ 22,236,001
Class B	(340,800)	(4,086,237)	(78,512)	(976,377)
Class C	(405,998)	(4,883,513)	147,858	1,816,294
Class S	(1,841,608)	(22,940,362)	(982,523)	(12,163,403)
		$ (53,427,736)		$ 10,912,515

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2008		Year Ended August 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,034,149	$ 30,034,798	2,111,487	$ 32,198,668
Class B	120,657	1,763,862	239,514	3,616,053
Class C	234,765	3,461,988	551,083	8,290,859
Class S	1,415,901	21,025,875	1,274,652	19,476,211
		$ 56,286,523		$ 63,581,791
Shares issued to shareholders in reinvestment of distributions
Class A	211,265	$ 3,192,197	169,251	$ 2,538,768
Class B	48,180	724,629	37,797	564,312
Class C	62,094	933,929	44,908	670,479
Class S	378,043	5,712,244	313,152	4,697,277
		$ 10,562,999		$ 8,470,836
Shares redeemed
Class A	(2,503,854)	$ (37,395,180)	(1,858,294)	$ (28,297,125)
Class B	(429,207)	(6,220,299)	(451,650)	(6,798,971)
Class C	(662,539)	(9,553,963)	(516,545)	(7,845,671)
Class S	(2,258,811)	(33,469,266)	(2,500,366)	(38,162,551)
		$ (86,638,708)		$ (81,104,318)
Redemption fees		$ 349		$ 13,575
Net increase (decrease)
Class A	(258,440)	$ (4,168,139)	422,444	$ 6,440,890
Class B	(260,370)	(3,731,788)	(174,339)	(2,618,584)
Class C	(365,680)	(5,157,969)	79,446	1,115,820
Class S	(464,867)	(6,730,941)	(912,562)	(13,976,242)
		$ (19,788,837)		$ (9,038,116)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2008		Year Ended August 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,030,534	$ 11,597,876	971,807	$ 11,826,317
Class B	57,408	661,380	104,628	1,279,447
Class C	144,619	1,629,579	362,985	4,408,201
Class S	400,749	4,576,276	248,927	3,118,140
		$ 18,465,111		$ 20,632,105
Shares issued to shareholders in reinvestment of distributions
Class A	125,384	$ 1,450,857	72,947	$ 868,797
Class B	17,887	207,126	12,667	150,864
Class C	53,338	617,125	33,549	399,566
Class S	35,109	406,252	16,133	192,140
		$ 2,681,360		$ 1,611,367
Shares redeemed
Class A	(635,720)	$ (7,153,549)	(560,906)	$ (6,881,963)
Class B	(106,755)	(1,173,459)	(50,427)	(615,971)
Class C	(380,962)	(4,187,675)	(95,048)	(1,156,858)
Class S	(121,766)	(1,343,737)	(197,943)	(2,349,346)
		$ (13,858,420)		$ (11,004,138)
Redemption fees		$ 90		$ 169
Net increase (decrease)
Class A	520,198	$ 5,895,184	483,848	$ 5,813,220
Class B	(31,460)	(304,953)	66,868	814,345
Class C	(183,005)	(1,940,881)	301,486	3,650,915
Class S	314,092	3,638,791	67,117	961,023
		$ 7,288,141		$ 11,239,503

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:

	Period Ended August 31, 2008*
	Shares	Dollars
Shares sold
Class A	204,791	$ 1,845,925
Class C	23,151	210,057
Class S	269,687	2,528,193
		$ 4,584,175
Shares issued to shareholders in reinvestment of distributions
Class A	570	$ 5,583
Class C	217	2,130
Class S	3,559	34,879
		$ 42,592
Shares redeemed
Class A	(2,747)	$ (25,280)
Class S	(40,721)	(360,242)
		$ (385,522)
Net increase (decrease)
Class A	202,614	$ 1,826,228
Class C	23,368	212,187
Class S	232,525	2,202,830
		$ 4,241,245
Initial Capital
Class A	6,667	$ 66,667
Class C	6,666	66,666
Class S	6,667	66,667
		$ 200,000
* For the period from November 15, 2007 (commencement of operations) to August 31, 2008.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Target Date Series (formerly DWS Allocation Series) and the Shareholders of DWS LifeCompass Retirement Fund (formerly DWS Conservative Allocation Fund), DWS LifeCompass 2015 Fund (formerly DWS Moderate Allocation Fund), DWS LifeCompass 2020 Fund (formerly DWS Growth Allocation Fund), DWS LifeCompass 2030 Fund (formerly DWS Growth Plus Allocation Fund) and DWS LifeCompass 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively (the five funds constituting DWS Target Date Series) (the "Trust") at August 31, 2008 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts October 27, 2008	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

The DWS LifeCompass 2030 Fund paid distributions of $0.449 per share from net long-term capital gains during its year ended August 31, 2008, of which 100% represents 15% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund designate $1,634,000, $2,167,000 and $64,000, respectively, as capital gain dividends for its fiscal year ended August 31, 2008, of which 100% represents 15% rate gains.

For corporate shareholders, 100% of the income dividends paid during the fiscal year ended August 31, 2008, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund qualified for the dividends received deduction.

For federal income tax purposes, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund designate $5,423,000, $8,732,000, $7,738,000, $754,000 and $26,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

DWS LifeCompass Retirement Fund

DWS LifeCompass 2015 Fund

DWS LifeCompass 2020 Fund

DWS LifeCompass 2030 Fund

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

DWS LifeCompass 2040 Fund

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds and have as part of my duties evaluated the reasonableness of the management fees charged by DeAM to the DWS LifeCompass 2040 Fund. My evaluation considered the following:

• Management fees charged by other mutual fund companies for like services, which included review of the management fees of the 29 other open-end fund of funds in the Lipper Mixed-Target Allocation 2030+ category (excluding any master-feeder, hub/spoke and underlying ETF funds, which in my opinion may have non-comparable fee structures). Also considered were the total expenses of the 39 Mixed-Target Allocation 2030+ funds offering standard A shares, including any underlying fund expenses.

• Management fees charged to institutional and other clients of DeAM for like services, encompassing the four DWS risk-based asset allocation fund-of-funds.

• Costs to DeAM and its affiliates of supplying services pursuant to the management agreements and profit margins from supplying such services. While this is a new fund with no profitability information, the level of the Fund's fee, DeAM's overall profitability derived from mutual funds, and DeAM's expectations for fund growth do not suggest excessive profitability.

• Possible economies of scale as the Fund grows larger, noting that the fee schedule does not include break-points, so that future sharing of economies will depend on imposition of break-points, economies in the underlying funds, or on other actions.

• The nature and quality of DeAM's services, including the DWS Fund's performance. This is a new fund, so performance and other service evaluations are not possible. DeAM has staffed the fund's management with individuals having appropriate education and experience.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the DWS LifeCompass 2040 Fund are reasonable.

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of August 31, 2008. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairperson since 2004[2] Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of eight open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		133
Paul K. Freeman (1950) Vice Chairperson since 2008 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	133
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	133
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[3] (medical technology company); Belo Corporation[3] (media company); Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	133
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	133
Kenneth C. Froewiss (1945) Board Member since 2001	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	133
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	133
William McClayton (1944) Board Member since 2004	Managing Director, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	133
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[3] (January 2007-June 2007)	133
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of eight open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-September 2003)	133
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc. Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	133
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	136
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[4] (1958) Board Member since 2006	Managing Director[5], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Investments; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	133
Officers[6]
Name, Year of Birth, Position with the Fund and Length of Time Served[7]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[8] (1965) President, 2006-present	Managing Director[5], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[9] (1962) Vice President and Secretary, 1999-present	Director[5], Deutsche Asset Management
Paul H. Schubert[8] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis[10] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger[10] (1962) Assistant Secretary 2005-present	Director[5], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[9] (1962) Assistant Secretary, 1997-present	Managing Director[5], Deutsche Asset Management
Paul Antosca[9] (1957) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[9] (1967) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Kathleen Sullivan D'Eramo[9] (1957) Assistant Treasurer, 2003-present	Director[5], Deutsche Asset Management
Diane Kenneally[9] (1966) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management
Jason Vazquez[10] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[10] (1962) Chief Compliance Officer, 2006-present	Managing Director[5], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson[10] (1951) Chief Legal Officer, 2006-present	Director[5], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
2 Represents the year Ms. Driscoll was first appointed Chairperson of certain DWS funds.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the fund.
5 Executive title, not a board directorship.
6 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
7 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
8 Address: 345 Park Avenue, New York, New York 10154.
9 Address: One Beacon Street, Boston, MA 02108.
10 Address: 280 Park Avenue, New York, New York 10017.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B and C:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Nasdaq Symbol	CUSIP Number	Fund Number
DWS LifeCompass Retirement Fund — Class A	SUCAX	23337A 608	480
DWS LifeCompass Retirement Fund — Class B	SUCBX	23337A 707	680
DWS LifeCompass Retirement Fund — Class C	SUCCX	23337A 806	780
DWS LifeCompass Retirement Fund — Class S	SCPCX	23337A 871	2080
DWS LifeCompass 2015 Fund — Class A	SPDAX	23337A 103	481
DWS LifeCompass 2015 Fund — Class B	SPDBX	23337A 202	681
DWS LifeCompass 2015 Fund — Class C	SPDCX	23337A 301	781
DWS LifeCompass 2015 Fund — Class S	SPBAX	23337A 509	2081
DWS LifeCompass 2020 Fund — Class A	SUPAX	23337A 863	482
DWS LifeCompass 2020 Fund — Class B	SUPBX	23337A 855	682
DWS LifeCompass 2020 Fund — Class C	SUPCX	23337A 848	782
DWS LifeCompass 2020 Fund — Class S	SPGRX	23337A 822	2082
DWS LifeCompass 2030 Fund — Class A	PLUSX	23337A 814	1084
DWS LifeCompass 2030 Fund — Class B	PLSBX	23337A 798	1284
DWS LifeCompass 2030 Fund — Class C	PLSCX	23337A 780	1384
DWS LifeCompass 2030 Fund — Class S	PPLSX	23337A 772	2084
DWS LifeCompass 2040 Fund — Class A	TGTAX	23337A 764	457
DWS LifeCompass 2040 Fund — Class C	TGTCX	23337A 756	757
DWS LifeCompass 2040 Fund — Class S	TGTSX	23337A 749	2057

ITEM 2.	CODE OF ETHICS

As of the end of the period, August 31, 2008, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, DWS LifeCompass 2040 Fund and DWS LifeCompass Retirement Fund, each a series of DWS Target Date Series have a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” (as such term has been defined by the Regulations) serving on the Funds’ audit committee including Mr. William McClayton, the chair of the Funds’ audit committee. The SEC has stated that an audit committee financial expert is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS LIFECOMPASS 2015 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2008	$37,100	$0	$0	$0
2007	$38,000	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control

Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2008	$0	$19,000	$0
2007	$98,500	$25,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2008	$0	$19,000	$600,000	$619,000
2007	$0	$25,000	$0	$25,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder

(effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

DWS LIFECOMPASS 2020 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2008	$37,100	$0	$0	$0
2007	$38,000	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2008	$0	$19,000	$0
2007	$98,500	$25,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2008	$0	$19,000	$600,000	$619,000
2007	$0	$25,000	$0	$25,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

DWS LIFECOMPASS 2030 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2008	$37,100	$0	$0	$0
2007	$38,000	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2008	$0	$19,000	$0
2007	$98,500	$25,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2008	$0	$19,000	$600,000	$619,000
2007	$0	$25,000	$0	$25,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

DWS LIFECOMPASS 2040 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2008	$37,100	$0	$0	$0

2007	$38,000	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2008	$0	$19,000	$0
2007	$98,500	$25,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2008	$0	$19,000	$600,000	$619,000
2007	$0	$25,000	$0	$25,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

DWS LIFECOMPASS RETIREMENT FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2008	$37,100	$0	$0	$0
2007	$38,000	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2008	$0	$19,000	$0
2007	$98,500	$25,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2008	$0	$19,000	$600,000	$619,000
2007	$0	$25,000	$0	$25,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, DWS LifeCompass 2040 Fund and DWS LifeCompass Retirement Fund, each a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, DWS LifeCompass 2040 Fund and DWS LifeCompass Retirement Fund, each a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 30, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 30, 2008